                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-08741
                                                     -------------------


                                 Merrimac Series
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              200 Clarendon Street, P.O. Box 9130, Boston MA      02116
-------------------------------------------------------------------------------
              (Address of principal executive offices)          (Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Series
Mail Code LEG 13  200 Clarendon Street, Boston, MA                02116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:        (888) 637-7622
                                                           -------------------

Date of fiscal year end:   12/31/2007
                           -------------------

Date of reporting period:  6/30/2007
                           -------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

        The semi-annual report for the period January 1, 2007 through June 30, 2007 is filed herewith.

                                     [logo]

                                MERRIMAC SERIES
                               Semiannual Report
                                 June 30, 2007

                                                        MERRIMAC SERIES

                                              STATEMENTS OF ASSETS AND LIABILITIES

                                                   JUNE 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                         CASH             TREASURY        TREASURY PLUS     U.S. GOVERNMENT       MUNICIPAL
                                        SERIES             SERIES            SERIES             SERIES             SERIES
                                    ---------------    ---------------   ---------------    ---------------    ---------------
ASSETS
    Investment in corresponding
      Portfolio at value (Note 1)   $ 1,262,173,656    $   302,702,640   $   415,085,225    $ 1,245,450,450    $   221,303,770
    Prepaid expenses                         26,123             15,201            14,376             14,130              7,933
                                    ---------------    ---------------   ---------------    ---------------    ---------------
      Total assets                    1,262,199,779        302,717,841       415,099,601      1,245,464,580        221,311,703
                                    ---------------    ---------------   ---------------    ---------------    ---------------
LIABILITIES
    Distributions payable to
      shareholders                        4,681,627          1,042,597         1,659,846          4,783,797            638,084
    Accrued expenses                        685,085            241,839           255,265            948,949            253,826
                                    ---------------    ---------------   ---------------    ---------------    ---------------
      Total liabilities                   5,366,712          1,284,436         1,915,111          5,732,746            891,910
                                    ---------------    ---------------   ---------------    ---------------    ---------------
NET ASSETS                          $ 1,256,833,067    $   301,433,405   $   413,184,490    $ 1,239,731,834    $   220,419,793
                                    ===============    ===============   ===============    ===============    ===============
NET ASSETS CONSIST OF:
    Paid in capital                 $ 1,257,564,111    $   301,395,362   $   413,184,556    $ 1,240,220,592    $   220,419,793
    Accumulated net realized gain
      (loss) on investments                (844,848)             6,148               (66)          (488,778)              --
    Accumulated net investment
      income                                113,804             31,895              --                   20               --
                                    ---------------    ---------------   ---------------    ---------------    ---------------
      Total net assets              $ 1,256,833,067    $   301,433,405   $   413,184,490    $ 1,239,731,834    $   220,419,793
                                    ===============    ===============   ===============    ===============    ===============
TOTAL NET ASSETS
    Premium Class                   $   318,009,343    $    42,141,683   $   120,166,413    $   147,072,037    $     4,063,083
                                    ===============    ===============   ===============    ===============    ===============
    Reserve Class                   $   141,038,140    $         5,646   $         5,683    $         5,718    $         5,481
                                    ===============    ===============   ===============    ===============    ===============
    Institutional Class             $    31,688,153    $       829,281   $        94,049    $         5,316    $         5,504
                                    ===============    ===============   ===============    ===============    ===============
    Nottingham Class                $     4,093,443    $         5,640   $         5,676    $         5,711    $         5,474
                                    ===============    ===============   ===============    ===============    ===============
    Investment Class                $   762,003,988    $   258,451,155   $   292,912,669    $ 1,092,643,052    $   216,340,251
                                    ===============    ===============   ===============    ===============    ===============
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (NOTE 6)
    Premium Class                       318,193,377         42,135,926       120,166,432        147,129,650          4,063,083
                                    ===============    ===============   ===============    ===============    ===============
    Reserve Class                       141,119,759              5,645             5,683              5,720              5,481
                                    ===============    ===============   ===============    ===============    ===============
    Institutional Class                  31,706,491            829,168            94,049              5,318              5,504
                                    ===============    ===============   ===============    ===============    ===============
    Nottingham Class                      4,095,812              5,639             5,676              5,713              5,474
                                    ===============    ===============   ===============    ===============    ===============
    Investment Class                    762,444,963        258,415,845       292,912,716      1,093,071,075        216,340,251
                                    ===============    ===============   ===============    ===============    ===============
NET ASSET VALUE, MAXIMUM
  OFFER AND REDEMPTION PRICE
  PER SHARE FOR EACH CLASS          $          1.00    $          1.00   $          1.00    $          1.00    $          1.00
                                    ===============    ===============   ===============    ===============    ===============

                               The accompanying notes are an integral part of the financial statements.

                                                        MERRIMAC SERIES

                                                    STATEMENTS OF OPERATIONS

                                           SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                         CASH             TREASURY        TREASURY PLUS     U.S. GOVERNMENT       MUNICIPAL
                                        SERIES             SERIES            SERIES             SERIES             SERIES
                                    ---------------    ---------------   ---------------    ---------------    ---------------
NET INVESTMENT INCOME
  ALLOCATED FROM PORTFOLIO (NOTE 1)
    Interest and dividends          $    29,820,210    $     7,499,431   $    10,739,573    $    33,030,274    $     4,903,430
    Expenses                             (1,056,712)          (299,816)         (392,554)        (1,163,562)          (274,926)
                                    ---------------    ---------------   ---------------    ---------------    ---------------
      Net investment income from
        Portfolio                        28,763,498          7,199,615        10,347,019         31,866,712          4,628,504
                                    ---------------    ---------------   ---------------    ---------------    ---------------
FUND EXPENSES
    Accounting, transfer agency,
      and administration fees
      (Note 4)                               55,490             14,956            20,485             62,506             13,559
    Audit                                    11,851              6,154             5,175              9,091              5,886
    Legal                                     6,913              1,434             1,319              5,288              1,302
    Printing                                  3,233                465               780              1,736                890
    Registration                             17,557              5,579             7,360              4,515              5,340
    Insurance                                10,889              2,796             1,991             10,102              2,507
    Trustees fees and expenses               15,174              3,148             2,894             11,608              2,860
    Ratings fee                                --                3,719             3,122               --                 --
    Compliance fees and expenses             12,678              2,629             2,418              9,698              2,389
    Miscellaneous                            13,396              3,238             2,732              1,389              7,564
                                    ---------------    ---------------   ---------------    ---------------    ---------------
      Total expenses common to all
        classes                             147,181             44,118            48,276            115,933             42,297
    Shareholder servicing
      fee-Institutional Class                19,878              1,220               501                  7                  7
    Shareholder servicing
      fee-Investment Class                  825,854            313,409           356,833          1,250,014            332,364
    Distribution fees-Reserve
      Class                                  66,349                  4                 4                  4                  2
    Distribution fees-Investment
      Class                                 330,263            125,364           142,734            500,006            132,945
                                    ---------------    ---------------   ---------------    ---------------    ---------------
Total expenses                            1,389,525            484,115           548,348          1,865,964            507,615
                                    ---------------    ---------------   ---------------    ---------------    ---------------
NET INVESTMENT INCOME                    27,373,973          6,715,500         9,798,671         30,000,748          4,120,889
                                    ---------------    ---------------   ---------------    ---------------    ---------------
NET REALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM
  PORTFOLIO                                   2,240              1,949              --              (34,912)              --
                                    ---------------    ---------------   ---------------    ---------------    ---------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                   $    27,376,213    $     6,717,449   $     9,798,671    $    29,965,836    $     4,120,889
                                    ===============    ===============   ===============    ===============    ===============

                            The accompanying notes are an integral part of the financial statements.

                                                     MERRIMAC SERIES

                                           STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
                                          CASH SERIES                         TREASURY SERIES
                                ---------------------------------    ----------------------------------
                                  SIX MONTHS                           SIX MONTHS
                                     ENDED         YEAR ENDED            ENDED           YEAR ENDED
                                 JUNE 30, 2007     DECEMBER 31,       JUNE 30, 2007      DECEMBER 31,
                                  (UNAUDITED)         2006             (UNAUDITED)           2006
                                ---------------   ---------------    ---------------    ---------------
INCREASE (DECREASE) IN
NET ASSETS

OPERATIONS
  Net investment income         $    27,373,973   $    50,234,676    $     6,715,500    $    11,694,464
  Net realized gain (loss)
    allocated from Portfolio              2,240           (43,510)             1,949              7,927
                                ---------------   ---------------    ---------------    ---------------
      Net increase in net assets
        from operations              27,376,213        50,191,166          6,717,449         11,702,391
                                ---------------   ---------------    ---------------    ---------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                    (7,631,110)      (16,145,807)        (1,134,993)        (1,181,854)
    Reserve Class                    (3,355,198)       (5,693,829)              (129)              (239)
    Institutional Class                (390,108)         (570,374)           (22,092)           (73,792)
    Nottingham Class                   (127,509)         (343,297)              (132)              (243)
    Investment Class                (15,870,048)      (27,481,369)        (5,558,154)       (10,438,336)
                                ---------------   ---------------    ---------------    ---------------
     Total dividends declared       (27,373,973)      (50,234,676)        (6,715,500)       (11,694,464)
                                ---------------   ---------------    ---------------    ---------------
FUND SHARE TRANSACTIONS
  (NOTE 6)
  Proceeds from shares sold       4,282,800,649     9,611,826,168        427,612,220        723,432,091
  Proceeds from dividends
    reinvested                        3,976,255        10,335,435             58,802             30,878
  Payment for shares redeemed    (4,086,879,656)   (9,856,513,438)      (456,039,588)      (631,153,954)
                                ---------------   ---------------    ---------------    ---------------
  Net increase (decrease) in
    net assets derived from
    share transactions              199,897,248      (234,351,835)       (28,368,566)        92,309,015
                                ---------------   ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN
  NET ASSETS                        199,899,488      (234,395,345)       (28,366,617)        92,316,942
NET ASSETS
    Beginning of period           1,056,933,579     1,291,328,924        329,800,022        237,483,080
                                ---------------   ---------------    ---------------    ---------------
    End of period               $ 1,256,833,067   $ 1,056,933,579    $   301,433,405    $   329,800,022
                                ===============   ===============    ===============    ===============
Accumulated Undistributed net
  investment income included
  as net assets                 $       113,804   $       113,804    $        31,895    $        31,895
                                ===============   ===============    ===============    ===============


                                      TREASURY PLUS SERIES           U.S. GOVERNMENT SERIES               MUNICIPAL SERIES
                               --------------------------------  --------------------------------  --------------------------------
                                 SIX MONTHS                       SIX MONTHS                         SIX MONTHS
                                    ENDED          YEAR ENDED        ENDED          YEAR ENDED         ENDED         YEAR ENDED
                                JUNE 30, 2007     DECEMBER 31,    JUNE 30, 2007     DECEMBER 31,    JUNE 30, 2007   DECEMBER 31,
                                 (UNAUDITED)          2006        (UNAUDITED)           2006         (UNAUDITED)        2006
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
NET ASSETS

OPERATIONS
  Net investment income        $     9,798,671  $    10,561,369  $    30,000,748  $    58,300,173  $     4,120,889  $   7,864,500
  Net realized gain (loss)
    allocated from Portfolio              --               --            (34,912)         (99,269)            --             --
                               ---------------  ---------------  ---------------  ---------------  ---------------  -------------
    Net increase in net assets
      from operations                9,798,671       10,561,369       29,965,836       58,200,904        4,120,889      7,864,500
                               ---------------  ---------------  ---------------  ---------------  ---------------  -------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                   (3,109,927)      (1,182,146)      (6,361,045)     (20,977,294)         (89,930)       (27,383)
    Reserve Class                         (137)            (252)            (139)      (1,193,908)             (90)          (166)
    Institutional Class                 (9,584)          (4,947)            (125)      (2,073,004)             (85)          (156)
    Nottingham Class                      (140)            (256)            (143)            (260)             (91)          (169)
    Investment Class                (6,678,883)      (9,373,768)     (23,639,296)     (34,055,707)      (4,030,693)    (7,836,626)
                               ---------------  ---------------  ---------------  ---------------  ---------------  -------------
      Total dividends declared      (9,798,671)     (10,561,369)     (30,000,748)     (58,300,173)      (4,120,889)    (7,864,500)
                               ---------------  ---------------  ---------------  ---------------  ---------------  -------------
FUND SHARE TRANSACTIONS
  (NOTE 6)
  Proceeds from shares sold      1,320,680,435    1,596,312,657    2,879,782,644    5,917,525,961      310,718,311    750,994,563
  Proceeds from dividends
    reinvested                          82,387           64,403        1,504,317        3,087,593              358            645
  Payment for shares redeemed   (1,330,796,237)  (1,346,955,046   (3,119,480,973)  (5,753,886,153)    (345,907,975)  (753,825,401)
                               ---------------  ---------------  ---------------  ---------------  ---------------  -------------
  Net increase (decrease) in
    net assets derived from
    share transactions             (10,033,415)     249,422,014     (238,194,012)     166,727,401      (35,189,306)    (2,830,193)
                               ---------------  ---------------  ---------------  ---------------  ---------------  -------------
NET INCREASE (DECREASE) IN
  NET ASSETS                       (10,033,415)     249,422,014     (238,228,924)     166,628,132      (35,189,306)    (2,830,193)
NET ASSETS
    Beginning of period            423,217,905      173,795,891    1,477,960,758    1,311,332,626      255,609,099    258,439,292
                               ---------------  ---------------  ---------------  ---------------  ---------------  -------------
    End of period              $   413,184,490  $   423,217,905  $ 1,239,731,834  $ 1,477,960,758  $   220,419,793  $ 255,609,099
                               ===============  ===============  ===============  ===============  ===============  =============
Accumulated Undistributed net
  investment income included
  as net assets                $          --    $          --    $            20  $            20  $            --  $          --
                               ===============  ===============  ===============  ===============  ===============  =============

                            The accompanying notes are an integral part of the financial statements.

                                                          MERRIMAC SERIES

                                                       FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout the period is presented below:


                                                                                            ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                                                                                       SUPPLEMENTAL DATA
                                                                                            ----------------------------------------
PERIOD ENDED JUNE 30, 2007      NET ASSET               DISTRIBUTIONS  NET ASSET                                        NET ASSETS
(UNAUDITED) AND DECEMBER          VALUE         NET        FROM NET      VALUE                                NET         END OF
31, 2006, 2005, 2004            BEGINNING    INVESTMENT   INVESTMENT      END        TOTAL       NET      INVESTMENT      PERIOD
2003, AND 2002                  OF PERIOD      INCOME       INCOME     OF PERIOD  RETURN (A)   EXPENSES     INCOME    (000S OMITTED)
--------------------------      ----------   ---------- -------------  ---------  ----------   --------    --------   -------------
CASH SERIES
  PREMIUM CLASS
     2007                       $1.000        $0.026        $(0.026)     $1.000     2.58%        0.22%       5.16%   $  317,894
     2006                        1.000         0.048         (0.048)      1.000     4.93         0.22        4.80       251,450
     2005                        1.000         0.030         (0.030)      1.000     3.04         0.16(B)     2.90(B)    395,440
     2004                        1.000         0.012         (0.012)      1.000     1.24         0.19(B)     1.12(B)    701,616
     2003                        1.000         0.011         (0.011)      1.000     1.13         0.19        1.16     2,421,804
     2002                        1.000         0.019         (0.019)      1.000     1.88         0.19        1.86     3,531,473
  RESERVE CLASS
     2007                        1.000         0.025         (0.025)      1.000     2.53         0.32        5.05       141,071
     2006                        1.000         0.047         (0.047)      1.000     4.83         0.32        4.80       163,450
     2005                        1.000         0.029         (0.029)      1.000     2.94         0.27(B)     3.07(B)    144,234
     2004                        1.000         0.011         (0.011)      1.000     1.14         0.26(B)     1.16(B)     49,087
     2003                        1.000         0.010         (0.010)      1.000     1.04         0.29        0.90        39,336
     2002                        1.000         0.018         (0.018)      1.000     1.77         0.29        1.76             5
  INSTITUTIONAL CLASS
     2007                        1.000         0.024         (0.024)      1.000     2.46         0.47        4.91        31,698
     2006                        1.000         0.046         (0.046)      1.000     4.67         0.47        4.60        16,255
     2005                        1.000         0.027         (0.027)      1.000     2.79         0.41(B)     2.68(B)      8,913
     2004                        1.000         0.010         (0.010)      1.000     0.99         0.42(B)     0.97(B)     12,718
     2003                        1.000         0.009         (0.009)      1.000     0.88         0.44        0.90        18,046
     2002                        1.000         0.016         (0.016)      1.000     1.62         0.44        1.68        17,062
  NOTTINGHAM CLASS
     2007                        1.000         0.026         (0.026)      1.000     2.58         0.22        5.15         4,094
     2006                        1.000         0.048         (0.048)      1.000     4.93         0.21        4.58         3,356
     2005                        1.000         0.030         (0.030)      1.000     3.04         0.16(B)     2.98(B)     15,045
     2004                        1.000         0.011         (0.011)      1.000     1.08         0.04(B)     1.75(B)      2,429
     2003                        1.000         0.009         (0.009)      1.000     0.89         0.44        0.88             5
     2002                        1.000         0.016         (0.016)      1.000     1.62         0.44        1.60             5
  INVESTMENT CLASS
     2007                        1.000         0.024         (0.024)      1.000     2.41         0.57        4.81       762,076
     2006                        1.000         0.045         (0.045)      1.000     4.57         0.57        4.48       622,422
     2005                        1.000         0.026         (0.026)      1.000     2.68         0.52(B)     2.63(B)    727,698
     2004                        1.000         0.009         (0.009)      1.000     0.89         0.52(B)     0.87(B)    605,668
     2003                        1.000         0.008         (0.008)      1.000     0.78         0.54        0.78       621,559
     2002                        1.000         0.015         (0.015)      1.000     1.52         0.54        1.46       668,931

TREASURY SERIES
  PREMIUM CLASS
     2007                        1.000         0.024         (0.024)      1.000     2.40         0.23        4.79        42,142
     2006                        1.000         0.045         (0.045)      1.000     4.56         0.23        4.49        34,519
     2005                        1.000         0.027         (0.027)      1.000     2.80         0.22        2.66        20,204
     2004                        1.000         0.010         (0.010)      1.000     1.01         0.21        0.99        44,952
     2003                        1.000         0.009         (0.009)      1.000     0.86         0.21        0.85        54,579
     2002                        1.000         0.016         (0.016)      1.000     1.54         0.20        1.55        61,403
  RESERVE CLASS
     2007                        1.000         0.023         (0.023)      1.000     2.34         0.33        4.55             6
     2006                        1.000         0.044         (0.044)      1.000     4.46         0.33        4.39             6
     2005                        1.000         0.027         (0.027)      1.000     2.70         0.32        2.56             5
     2004                        1.000         0.009         (0.009)      1.000     0.91         0.31        0.92             5
     2003                        1.000         0.008         (0.008)      1.000     0.76         0.32        0.76             5
     2002                        1.000         0.014         (0.014)      1.000     1.43         0.30        1.43             5
  INSTITUTIONAL CLASS
     2007                        1.000         0.022         (0.022)      1.000     2.27         0.48        4.57           829
     2006                        1.000         0.042         (0.042)      1.000     4.30         0.48        4.31         1,942
     2005                        1.000         0.025         (0.025)      1.000     2.54         0.47        2.63         1,795
     2004                        1.000         0.008*        (0.008)      1.000     0.76         0.46        0.91         2,342
     2003                        1.000         0.006         (0.006)      1.000     0.61         0.47        0.71           177
     2002                        1.000         0.013         (0.013)      1.000     1.28         0.45        1.33        14,956
  NOTTINGHAM CLASS
     2007                        1.000         0.024         (0.024)      1.000     2.40         0.23        4.79             6
     2006                        1.000         0.045         (0.045)      1.000     4.56         0.23        4.49             6
     2005                        1.000         0.028         (0.028)      1.000     2.80         0.22        2.66             5
     2004                        1.000         0.009         (0.009)      1.000     0.86         0.34        0.89             5
     2003                        1.000         0.006         (0.006)      1.000     0.61         0.47        0.60             5
     2002                        1.000         0.013         (0.013)      1.000     1.28         0.45        1.28             5
  INVESTMENT CLASS
     2007                        1.000         0.022          (0.022)     1.000     2.22         0.58        4.44       258,451
     2006                        1.000         0.041         (0.041)      1.000     4.20         0.58        4.14       293,328
     2005                        1.000         0.024         (0.024)      1.000     2.44         0.57        2.38       215,474
     2004                        1.000         0.007         (0.007)      1.000     0.66         0.56        0.66       263,708
     2003                        1.000         0.005         (0.005)      1.000     0.51         0.57        0.52       246,484
     2002                        1.000         0.011         (0.011)      1.000     1.18         0.56        1.13       285,311

TREASURY PLUS SERIES
  PREMIUM CLASS
     2007                        1.000         0.025         (0.025)      1.000     2.52         0.21        5.02       120,166
     2006                        1.000         0.047         (0.047)      1.000     4.84         0.23        4.87       102,601
     2005                        1.000         0.030         (0.030)      1.000     3.00         0.23        2.86        13,617
     2004                        1.000         0.011         (0.011)      1.000     1.12         0.21        0.99        29,037
     2003                        1.000         0.009         (0.009)      1.000     0.90         0.20        0.90        76,346
     2002                        1.000         0.015         (0.015)      1.000     1.50         0.22        1.43        87,070
  RESERVE CLASS
     2007                        1.000         0.024         (0.024)      1.000     2.47         0.31        4.81             6
     2006                        1.000         0.046         (0.046)      1.000     4.74         0.33        4.68             6
     2005                        1.000         0.029         (0.029)      1.000     2.90         0.33        2.76             5
     2004                        1.000         0.010         (0.010)      1.000     1.02         0.31        1.03             5
     2003                        1.000         0.008         (0.008)      1.000     0.80         0.31        0.80             5
     2002                        1.000         0.014         (0.014)      1.000     1.40         0.32        1.39             5
  INSTITUTIONAL CLASS
     2007                        1.000         0.024         (0.024)      1.000     2.39         0.46        4.78            94
     2006                        1.000         0.045         (0.045)      1.000     4.58         0.49        4.55            24
     2005                        1.000         0.027         (0.027)      1.000     2.74         0.48        2.44            11
     2004                        1.000         0.009         (0.009)      1.000     0.87         0.46        0.92           165
     2003                        1.000         0.007         (0.007)      1.000     0.65         0.46        0.66            57
     2002                        1.000         0.012         (0.012)      1.000     1.25         0.46        1.32           390
  NOTTINGHAM CLASS
     2007                        1.000         0.025         (0.025)      1.000     2.52         0.21        5.02             6
     2006                        1.000         0.047         (0.047)      1.000     4.84         0.23        4.78             6
     2005                        1.000         0.030         (0.030)      1.000     3.00         0.23        2.86             5
     2004                        1.000         0.010         (0.010)      1.000     0.97         0.34        1.00             5
     2003                        1.000         0.007         (0.007)      1.000     0.65         0.46        0.64             5
     2002                        1.000         0.012         (0.012)      1.000     1.25         0.47        1.24             5
  INVESTMENT CLASS
     2007                        1.000         0.023         (0.023)      1.000     2.34         0.57        4.68       292,913
     2006                        1.000         0.044         (0.044)      1.000     4.48         0.58        4.43       320,582
     2005                        1.000         0.026         (0.026)      1.000     2.66         0.58        2.60       160,157
     2004                        1.000         0.008         (0.008)      1.000     0.77         0.56        0.82       222,289
     2003                        1.000         0.006         (0.006)      1.000     0.55         0.56        0.56       163,909
     2002                        1.000         0.011         (0.011)      1.000     1.15         0.57        0.99       249,830

U.S. GOVERNMENT SERIES
  PREMIUM CLASS
     2007                        1.000         0.025         (0.025)      1.000     2.54         0.20        5.08       147,072
     2006                        1.000         0.048         (0.048)      1.000     4.86         0.21        4.76       620,686
     2005                        1.000         0.030         (0.030)      1.000     3.00         0.20        3.08       494,269
     2004                        1.000         0.012         (0.012)      1.000     1.23         0.21        1.34       361,957
     2003                        1.000         0.010         (0.010)      1.000     1.05         0.20        1.07        19,583
     2002                        1.000         0.018         (0.018)**    1.000     1.85         0.19        1.71        35,786
  RESERVE CLASS
     2007                        1.000         0.025         (0.025)      1.000     2.49         0.30        4.85             6
     2006                        1.000         0.047         (0.047)      1.000     4.76         0.31        4.68             6
     2005                        1.000         0.029         (0.029)      1.000     2.90         0.30        2.78        30,617
     2004                        1.000         0.011         (0.011)      1.000     1.13         0.31        1.30        45,042
     2003                        1.000         0.009         (0.009)      1.000     0.95         0.30        0.95             5
     2002                        1.000         0.017         (0.017)**    1.000     1.75         0.29        1.65             5
  INSTITUTIONAL CLASS
     2007                        1.000         0.024         (0.024)      1.000     2.42         0.45        4.53             5
     2006                        1.000         0.045         (0.045)      1.000     4.60         0.46        4.53             5
     2005                        1.000         0.027         (0.027)      1.000     2.75         0.44        3.65        46,938
     2004                        1.000         0.010         (0.010)      1.000     0.98         0.46        0.98             5
     2003                        1.000         0.008         (0.008)      1.000     0.80         0.45        0.80             5
     2002                        1.000         0.015         (0.015)**    1.000     1.60         0.44        1.56             5
  NOTTINGHAM CLASS
     2007                        1.000         0.025         (0.025)      1.000     2.54         0.20        5.08             6
     2006                        1.000         0.048         (0.048)      1.000     4.86         0.21        4.78             6
     2005                        1.000         0.030         (0.030)      1.000     3.00         0.20        1.84             5
     2004                        1.000         0.011         (0.011)      1.000     1.08         0.22        1.81        14,969
     2003                        1.000         0.008         (0.008)      1.000     0.80         0.45        0.80             5
     2002                        1.000         0.015         (0.015)**    1.000     1.60         0.44        1.51             5
  INVESTMENT CLASS
     2007                        1.000         0.023         (0.023)      1.000     2.37         0.55        4.73     1,092,643
     2006                        1.000         0.044         (0.044)      1.000     4.50         0.56        4.43       857,258
     2005                        1.000         0.026         (0.026)      1.000     2.65         0.55        2.61       739,503
     2004                        1.000         0.009         (0.009)      1.000     0.88         0.56        0.91       641,452
     2003                        1.000         0.007         (0.007)**    1.000     0.70         0.55        0.69       475,302
     2002                        1.000         0.014         (0.014)      1.000     1.50         0.54        1.39       414,584

MUNICIPAL SERIES
  PREMIUM CLASS
     2007                        1.000         0.017         (0.017)      1.000     1.69         0.23        3.40         4,063
     2006                        1.000         0.032         (0.032)      1.000     3.21         0.22        3.34         3,178
     2005                        1.000         0.021         (0.021)      1.000     2.16         0.21        1.55             5
     2004                        1.000         0.010         (0.010)      1.000     0.97         0.21        1.15            52
     2003                        1.000         0.008         (0.008)      1.000     0.79         0.21        0.79             5
     2002                        1.000         0.012         (0.012)      1.000     1.21         0.22        1.21             5
  RESERVE CLASS
     2007                        1.000         0.017         (0.017)      1.000     1.64         0.33        3.58             5
     2006                        1.000         0.031         (0.031)      1.000     3.11         0.32        3.07             5
     2005                        1.000         0.020         (0.020)      1.000     2.06         0.32        2.00             5
     2004                        1.000         0.009         (0.009)      1.000     0.87         0.31        0.88             5
     2003                        1.000         0.007         (0.007)      1.000     0.69         0.31        0.69             5
     2002                        1.000         0.011         (0.011)       1.00     1.11         0.32        1.10             5
  INSTITUTIONAL CLASS
     2007                        1.000         0.016         (0.016)       1.00     1.57         0.48        3.13             6
     2006                        1.000         0.029         (0.029)       1.00     2.96         0.47        2.92             5
     2005                        1.000         0.019         (0.019)       1.00     1.91         0.47        1.85             5
     2004                        1.000         0.007         (0.007)       1.00     0.72         0.46        0.72             5
     2003                        1.000         0.005         (0.005)       1.00     0.54         0.46        0.54             5
     2002                        1.000         0.010         (0.010)       1.00     0.96         0.47        0.95             5
  NOTTINGHAM CLASS
     2007                        1.000         0.017         (0.017)       1.00     1.69         0.23        3.40             5
     2006                        1.000         0.032         (0.032)       1.00     3.21         0.22        3.17             5
     2005                        1.000         0.021         (0.021)       1.00     2.16         0.22        2.10             5
     2004                        1.000         0.008         (0.008)       1.00     0.82         0.34        0.84             5
     2003                        1.000         0.005         (0.005)       1.00     0.54         0.46        0.54             5
     2002                        1.000         0.010         (0.010)       1.00     0.96         0.47        0.96             5
  INVESTMENT CLASS
     2007                        1.000         0.015         (0.015)       1.00     1.52         0.58        3.03       216,340
     2006                        1.000         0.028         (0.028)       1.00     2.86         0.57        2.82       252,415
     2005                        1.000         0.018         (0.018)       1.00     1.80         0.57        1.75       258,418
     2004                        1.000         0.006         (0.006)       1.00     0.62         0.56        0.63       316,976
     2003                        1.000         0.004         (0.004)       1.00     0.44         0.56        0.43       249,014
     2002                        1.000         0.009         (0.009)       1.00     0.86         0.57        0.86        96,187

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.

(B) The Adviser of the Cash Portfolio, in which the Cash Series invests, waived a portion of the Cash Portfolio expenses during the years ended december 31, 2005 and 2004. The expenses of the Cash Portfolio are passed through to the Cash Series. Without this waiver, the net expense ratio would have been higher and the net investment income ratio would have been lower.

*   Computed using average shares outstanding throughout the period.

**  The distributions of Realized Gains for the Government Series were less than 0.001.

                             The accompanying notes are an integral part of the financial statements.

                                   MERRIMAC SERIES

                            NOTES TO FINANCIAL STATEMENTS

                              JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

    The Merrimac Series (the "Trust") is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Prime Series (the "Prime Series"), the Merrimac Treasury Series (the "Treasury Series"), the Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "Government Series"), and the Merrimac Municipal Series (the "Municipal Series"), (collectively the "Funds") are separate diversified investment portfolios or series of the Trust. The Funds consist of five classes of shares, the Premium Class, the Reserve Class, the Institutional Class, the Nottingham Class, and the Investment Class. Information is presented herein for all funds except the Prime Series.

    The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), respectively. The Portfolios are each an open-end investment management company and a series of the Merrimac Master Portfolio, and are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At June 30, 2007, the investment by the Cash Series, the Treasury Series, the Treasury Plus Series, the Government Series, and the Municipal Series represent ownership of proportionate interests of 69.69%, 99.99%, 85.50%, 99.99%, and 99.99%, respectively, of their corresponding portfolios.

    The policies of the Funds are designed to maintain a stable net asset value of $1.00 per share. They have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that they will be able to maintain a stable net asset value.

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The Fund adopted Financial Accounting Standards Board Interpretation No. 48 ("FIN no. 48"), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The adoption of FIN No. 48 did not have a material effect on the net asset value, financial condition or results of operations of the Fund as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the six months ended June 30, 2007, the Fund did not have a liability for any unrecognized tax benefits

    A. INVESTMENT SECURITY VALUATIONS

    The Funds record their investment in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

    B. SECURITIES TRANSACTIONS AND INCOME

    The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

    C. FEDERAL INCOME TAXES

    Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute substantially all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

    D. EXPENSE ALLOCATION

    Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to all applicable Merrimac Funds.

    E. ALLOCATION OF OPERATING ACTIVITY

    Investment income and common expenses are allocated among the classes of shares of a Fund based on the average daily net assets of each class. Distribution and shareholder servicing fees, which are directly attributable to a class of shares, are charged to the operations of the specific class. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class.

(2) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3) SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

    The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations, including affiliates, may be compensated for providing shareholder accounting and other administrative services for their clients. The plans authorize an annual fee of 0.25% of the daily value of the net assets that an organization services on behalf of its clients. The Trust has also adopted a Distribution Plan with respect to the Reserve Class and Investment Class, which pay an annual distribution fee of up to 0.10% of the daily value of the net assets invested in each class.

(4) MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

    The Merrimac Master Portfolio retains retains Investors Advisory LLC (the "Adviser"), a subsidiary of Investors Bank & Trust Company ("Investors Bank") as investment adviser. Prior to June 29, 2007 Investors Bank & Trust Company - Advisory Division served as Investment Adviser. Lehman Brothers Asset Management Company ("LBAM") serves as the Sub-Adviser to the Cash Portfolio and the Government Portfolio. M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. ABN AMRO Asset Management, Inc. ("ABN AMRO") serves as Sub-Adviser to the Municipal Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

    Investors Bank and its subsidiary, IBT Fund Services (Canada), Inc. serve as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

    Certain trustees and officers of the Trust are employees of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

    On July 2, 2007, Investors Financial Services Corp., the parent company of Investors Bank, was acquired by State Street Corporation. As of that date, State Street Bank assumed the roles of Investors Bank described above with no changes in the terms of the various servicing agreements.

(5) INVESTMENT TRANSACTIONS

    Investments in and withdrawals from the respective Portfolios during each Fund's 2007 operations were as follows:

                                      INVESTMENTS IN           WITHDRAWALS FROM
                                        PORTFOLIO                 PORTFOLIO
                                      --------------           ----------------
    Cash Series                       $4,286,776,904            $4,115,481,114
    Treasury Series                      427,671,022               463,415,549
    Treasury Plus Series               1,320,762,821             1,340,919,062
    U.S. Government Series             2,881,286,961             3,152,871,205
    Municipal Series                     310,718,669               350,569,108

(6) SHARES OF BENEFICIAL INTEREST

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows for the year ended December 31, 2006 and the six months ended June 30, 2007:

                                                                                                      NET INCREASE/
                                                              SHARES               SHARES              (DECREASE)
                                        SHARES SOLD         REINVESTED            REDEEMED             IN SHARES
                                        -----------         ----------            --------            -------------
    CASH SERIES
      Premium Class
        2007 ...................      2,866,103,892          3,553,612        (2,803,087,801)            66,569,703
        2006 ...................      6,500,385,866          9,633,486        (6,654,045,447)          (144,026,095)
      Reserve Class
        2007 ...................        344,535,163                142          (366,978,348)           (22,443,043)
        2006 ...................        849,993,623                252          (830,741,207)            19,252,668
      Institutional Class
        2007 ...................         61,331,203            288,514           (46,179,460)            15,440,257
        2006 ...................         83,078,310            451,928           (76,181,267)             7,348,971
      Nottingham Class
        2007 ...................         49,433,695              9,448           (48,706,100)               737,043
        2006 ...................        173,028,515              9,911          (184,732,620)           (11,694,194)
      Investment Class
        2007 ...................        961,396,696            124,538          (821,927,947)           139,593,287
        2006 ...................      2,005,339,854            239,858        (2,110,812,897)          (105,233,185)
    TREASURY SERIES
      Premium Class
        2007 ..................         71,060,900               --             (63,439,665)             7,621,235
        2006 ..................        106,982,055               --             (92,668,816)            14,313,239
      Reserve Class
        2007 ..................               --                  131                  --                      131
        2006 ..................              5,317                230                (5,317)                   230
      Institutional Class
        2007 ..................          7,594,808                118            (8,707,611)            (1,112,685)
        2006 ..................         10,593,045                179           (10,445,906)               147,318
      Nottingham Class
        2007 ..................               --                  133                  --                      133
        2006 ..................              5,304                235                (5,303)                   236
      Investment Class
        2007 ..................        348,956,512             58,420          (383,892,312)           (34,877,380)
        2006 ..................        605,846,370             30,234          (528,028,612)            77,847,992
    TREASURY PLUS SERIES
      Premium Class
        2007 ..................        624,363,039             74,032          (606,872,042)            17,565,029
        2006 ..................        404,029,448             59,544          (315,105,029)            88,983,963
      Reserve Class
        2007 ..................               --                  138                  --                      138
        2006 ..................              5,335                245                (5,334)                   246
      Institutional Class
        2007 ..................         37,043,487              8,076           (36,981,321)                70,242
        2006 ..................         14,961,010              4,364           (14,952,717)                12,657
      Nottingham Class
        2007 ..................               --                  141                  --                      141
        2006 ..................              5,321                250                (5,321)                   250
      Investment Class
        2007 ..................        659,273,909               --            (686,942,874)           (27,668,965)
        2006 ..................      1,177,311,543               --          (1,016,886,645)           160,424,898
    U.S. GOVERNMENT SERIES
      Premium Class
        2007 ..................        457,243,222          1,503,908          (932,492,851)          (473,745,721)
        2006 ..................      2,015,331,081            883,659        (1,889,740,687)           126,474,053
      Reserve Class
        2007 ..................               --                  140                  --                      140
        2006 ..................         51,714,314                248           (82,334,312)           (30,619,750)
      Institutional Class
        2007 ..................               --                  127                  --                      127
        2006 ..................        125,773,782          2,203,433          (174,923,023)           (46,945,808)
      Nottingham Class
        2007 ..................               --                  142                  --                      142
        2006 ..................              5,354                253                (5,354)                   253
      Investment Class
        2007 ..................      2,422,539,422               --          (2,186,988,122)           235,551,300
        2006 ..................      3,724,701,430               --          (3,606,882,777)           117,818,653
    MUNICIPAL SERIES
      Premium Class
        2007 ..................         18,730,717                 93           (17,846,002)               884,808
        2006 ..................          7,039,701                168            (3,866,922)             3,172,947
      Reserve Class
        2007 ..................               --                   89                  --                       89
        2006 ..................              5,256                160                (5,255)                   161
      Institutional Class
        2007 ..................               --                   85                  --                       85
        2006 ..................              5,289                152                (5,288)                   153
      Nottingham Class
        2007 ..................               --                   91                  --                       91
        2006 ..................              5,243                165                (5,243)                   165
      Investment Class
        2007 ..................        291,987,594                  1          (328,061,973)           (36,074,378)
        2006 ..................        743,939,074               --            (749,942,693)            (6,003,619)

    At June 30, 2007, Investors Bank, as agent for its clients, was the record holder of 78.39% of the Cash Series,
    85.25% of the Treasury Series, 95.66% of the Treasury Plus Series, 91.45% of the Government Series, and 98.93%
    of the Municipal Series shares outstanding, respectively. Affiliates of M&I, as agents for their clients, were the record holders of 7.13% of the Treasury Series and 3.40% of the Treasury Plus Series shares outstanding, respectively. Affiliates of LBAM, as agents for their clients, were the record holders of 0.08% of the Cash
    Series and 0.39% of the Government Series shares outstanding.

                                   MERRIMAC SERIES

      APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Each series (each a "Fund") of the Merrimac Series (the "Trust") invests all of its assets in the corresponding portfolio (each, a "Portfolio") of the Merrimac Master Portfolio (the "Master Trust"). Therefore, the Trust has not retained an investment adviser. The semi-annual report for the Master Trust contains a discussion regarding the consideration by the Trustees of the Master Trust of the renewal of the Investment Adviser and Investment Sub-Adviser Agreements for the Master Trust.

                                                               MERRIMAC CASH PORTFOLIO
                                                 SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
                                                                         YIELD TO                          PAR            VALUE
                                                                         MATURITY       MATURITY          VALUE         (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 60.8%
Amsterdam Funding Corporation .....................                        5.29%        07/27/07      $16,200,000  $   16,138,575
                                                ...                        5.30         07/31/07       25,000,000      24,890,208
Atlantic Asset Securitization Corporation .........                        5.31         07/17/07       25,108,000      25,048,968
                                                ...                        5.30         07/30/07       20,000,000      19,915,094
Barton Capital Corporation ........................                        5.27         07/31/07       40,000,000      39,825,332
Chariot Funding LLC ...............................                        5.32         07/24/07       15,000,000      14,949,304
Ciesco LLC ........................................                        5.28         07/18/07       35,000,000      34,913,229
CRC Funding LLC ...................................                        5.31         07/23/07       17,185,000      17,129,445
Credit Suisse First Boston USA, Inc. ..............                        5.30         07/25/07       40,000,000      39,860,533
Crown Point Capital Corporation LLC ...............                        5.30         09/10/07       25,000,000      24,745,583
Danske Corporation ................................                        5.28         07/23/07       25,000,000      24,919,716
                   ................................                        5.31         08/01/07       15,000,000      14,932,962
Depfa Bank PLC ....................................                        5.30         07/23/07       20,000,000      19,936,078
Galleon Cap LLC ...................................                        5.30         08/03/07       45,000,000      44,782,613
Grampian Funding LLC ..............................                        5.34         07/24/07       35,000,000      34,883,612
                     ..............................                        5.29         09/10/07       20,000,000      19,796,072
Ivory Funding Corporation .........................                        5.31         07/05/07       10,026,000      10,020,096
Jupiter Securitization Company LLC ................                        5.29         07/26/07       17,417,000      17,353,501
Kitty Hawk Funding ................................                        5.31         07/20/07       44,000,000      43,877,156
Lexington Parker Capital Company LLC ..............                        5.30         07/17/07       35,000,000      34,919,032
                                     ..............                        5.34         07/25/07       10,000,000       9,965,333
Mont Blanc Capital Corporation ....................                        5.29         07/20/07       45,000,000      44,874,956
National Australia Funding ........................                        5.29         07/13/07       45,000,000      44,920,952
North Sea Funding LLC .............................                        5.32         07/25/07       45,000,000      44,841,000
Picaros Funding LLC ...............................                        5.36         07/10/07       10,000,000       9,987,126
                    ...............................                        5.30         07/24/07       25,000,000      24,916,066
                    ...............................                        5.30         07/25/07       15,000,000      14,947,250
Scaldis Capital LLC ...............................                        5.29         07/19/07       40,000,000      39,894,700
                    ...............................                        5.29         08/10/07       10,000,000       9,942,334
Sheffield Receivables .............................                        5.30         07/20/07       45,000,000      44,874,600
                      .............................                        5.32         07/26/07        5,000,000       4,981,597
Simba Funding Corporation .........................                        5.29         07/20/07       45,000,000      44,874,838
Societe Generale North America ....................                        5.30         07/05/07       35,000,000      34,979,925
Solitaire Funding LLC .............................                        5.29         07/12/07       45,000,000      44,927,536
Swedbank Mortage ..................................                        5.30         07/25/07       40,000,000      39,860,533
Thunder Bay Funding LLC ...........................                        5.28         07/27/07       20,000,000      19,924,312
UBS Finance .......................................                        5.30         07/19/07       15,765,000      15,723,774
            .......................................                        5.29         08/06/07       20,000,000      19,896,200
Unicredito Italiano ...............................                        5.32         07/16/07       20,000,000      19,955,834
Yorktown Capital LLC ..............................                        5.30         08/06/07       45,000,000      44,762,850
                                                                                                                   --------------
                                                                                                                    1,101,888,825
                                                                                                                   --------------
VARIABLE RATE NOTES* - 22.7%
American Express Credit ...........................                        5.42         07/05/07       16,200,000      16,203,576
Bank of Ireland ...................................                        5.30         07/19/07       10,000,000      10,000,000
Bear Stearns Companies, Inc. ......................                        5.40         07/05/07       15,000,000      15,000,000
Calyon NY .........................................                        5.31         07/02/07       10,000,000       9,998,882
Goldman Sachs Group Inc., Promissory Note+ ........                        5.35         07/25/07       30,000,000      30,000,000
                                         + ........                        5.39         08/16/07       10,000,000      10,000,000
HBOS Treasury Services PLC ........................                        5.29         07/09/07       10,000,000      10,000,000
HSBC Finance Corporation ..........................                        5.39         07/05/07       18,000,000      18,003,210
K2 (USA) LLC ......................................                        5.32         07/02/07        5,000,000       4,999,938
             ......................................                        5.34         09/24/07       25,000,000      25,000,114
LP Pinewood SPV ...................................                        5.32         07/05/07        4,000,000       4,000,000
Merrill Lynch & Co., Inc. .........................                        5.49%        07/02/07       15,000,000      15,000,731
                          .........................                        5.30         07/18/07       10,000,000      10,000,000
                          .........................                        5.48         07/27/07       10,000,000      10,001,053
Morgan Stanley, Dean Witter & Co. .................                        5.43         07/02/07       50,000,000      50,000,000
Rabobank Nederland NV NY ..........................                        5.32         08/15/07       15,000,000      15,000,000
Royal Bank of Canada ..............................                        5.37         07/10/07       14,000,000      14,000,000
Tango Finance Corporation .........................                        5.33         07/02/07        5,000,000       4,999,884
Unicredito Italiano ...............................                        5.34         07/16/07       28,750,000      28,750,000
Wachovia Corporation ..............................                        5.43         07/20/07       25,000,000      25,001,520
Wells Fargo Financial .............................                        5.33         07/16/07       25,000,000      25,000,870
Westpac Banking Corporation .......................                        5.41         09/11/07       50,000,000      50,000,000
Whistlejacket Capital Ltd. ........................                        5.32         07/02/07       10,000,000       9,999,729
                                                                                                                   --------------
                                                                                                                      410,959,507
                                                                                                                   --------------
CERTIFICATES OF DEPOSIT - 3.6%
Barclays Bank PLC New York ........................                        5.35         04/23/08       10,000,000      10,000,000
                                                                           5.38         05/09/08       30,000,000      30,000,000
Natexis Banques Populaire Yankee ..................                        5.38         01/09/08       15,000,000      15,000,000
                                                                           5.40         01/15/08       10,000,000      10,000,000
                                                                                                                   --------------
                                                                                                                       65,000,000
                                                                                                                   --------------
MEDIUM TERM NOTES - 2.2%
CIT Group, Inc. ...................................                        5.50         11/30/07        5,505,000       5,506,893
Cullinan Finance Corporation ......................                        5.36         11/28/07       10,000,000      10,000,000
                                                                           5.41         12/03/07       10,000,000      10,000,000
                                                                           5.35         04/10/08       15,000,000      14,998,836
                                                                                                                   --------------
                                                                                                                       40,505,729
                                                                                                                   --------------
TIME DEPOSITS - 1.3%
Suntrust Bank .....................................                        5.25         07/02/07       23,000,000      23,000,000
                                                                                                                   --------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 0.8%
Federal Home Loan Mortgage Corporation ............                        5.30         04/09/08       15,000,000      15,000,000
                                                                                                                   --------------
ASSET BACKED SECURITIES - 0.3%
CIT Equipment Collateral 2006-VT2 A1 ..............                        5.34         11/20/07        3,108,978       3,108,978
USAA Auto Owner Trust 2006-4 A1 ...................                        5.34         12/13/07        1,922,933       1,922,933
                                                                                                                   --------------
                                                                                                                        5,031,911
                                                                                                                   --------------
REPURCHASE AGREEMENTS - 8.0%
Goldman Sachs Repurchase Agreement, dated 06/29/07,
with a maturity value of $145,064,646,
collateralized by U.S. Government Agency Obligations
with rates ranging from 5.57% to 5.70% and maturities
ranging from 12/15/34 to 06/25/37, with an aggregate
market value of $147,900,001 .....................                         5.35         07/02/07      145,000,000     145,000,000
                                                                                                                   --------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7% ......                                                                 1,806,385,972
Other assets and liabilities, net - 0.3% ..........                                                                     4,633,813
                                                                                                                   --------------
NET ASSETS - 100.0% ...............................                                                                $1,811,019,785
                                                                                                                   ==============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.
+ Illiquid security

           Commercial Paper ............................     60.8%
           Variable Rate Notes .........................     22.7%
           Repurchase Agreements .......................      8.0%
           Certificates of Deposit .....................      3.6%
           Medium Term Notes ...........................      2.2%
           Time Deposits ...............................      1.3%
           U.S. Govt. Agency Fixed Rate Obligations ....      0.8%
           Asset Backed Securities .....................      0.3%
           Other Assets & Liabilities, Net .............      0.3%



                       The accompanying notes are an integral part of the financial statements.



                                                          MERRIMAC TREASURY PORTFOLIO

                                               SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                        YIELD TO                            PAR            VALUE
                                                                        MATURITY          MATURITY         VALUE         (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------------
TREASURY OBLIGATIONS
U.S. Treasury Bills - 93.6%
                     .........................................        5.03 - 5.04%        07/05/07      $30,000,000   $ 29,983,652
                     .........................................        5.03 - 5.03         07/12/07       25,000,000     24,962,696
                     .........................................        4.99 - 5.17         07/19/07       30,000,000     29,926,560
                     .........................................        4.55 - 5.15         08/02/07       20,000,000     19,916,396
                     .........................................        4.68 - 4.86         08/09/07       25,000,000     24,874,778
                     .........................................        4.79 - 4.89         08/16/07       30,000,000     29,820,134
                     .........................................        4.80 - 4.82         08/23/07       25,000,000     24,827,864
                     .........................................        5.00 - 5.01         08/30/07       25,000,000     24,798,612
                     .........................................            4.59            09/06/07       25,000,000     24,791,788
                     .........................................            4.79            09/20/07        5,000,000      4,947,519
                     .........................................        4.78 - 4.81         09/27/07       35,000,000     34,600,820
U.S. Treasury Notes ..........................................            4.98            08/15/07       10,000,000      9,972,441
                                                                                                                      ------------
                                                                                                                       283,423,260
                                                                                                                      ------------

                                                                                                          SHARES
                                                                                                          ------
MUTUAL FUNDS - 6.4%
Dreyfus Treasury Prime Cash Fund ..............................                                         10,674,525      10,674,525
Goldman Sachs Financial Square Treasury Instruments Fund ......                                          8,497,112       8,497,112
                                                                                                                      ------------
                                                                                                                        19,171,637
                                                                                                                      ------------
TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0% .................                                                        302,594,897
Other assets and liabilities, net - 0.0% ......................                                                            108,930
                                                                                                                      ------------
NET ASSETS - 100.0% ...........................................                                                       $302,703,827
                                                                                                                      ============

           Treasury Obligations .....................   93.6%
           Mutual Funds .............................    6.4%
           Other Assets and Liabilities, Net ........    0.0%


                              The accompanying notes are an integral part of the financial statements.

                                                      MERRIMAC TREASURY PLUS PORTFOLIO

                                             SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                       YIELD TO                          PAR           VALUE
                                                                       MATURITY        MATURITY         VALUE         (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 99.8%
Bear Stearns Repurchase Agreement, dated 06/29/07,
with a maturity value of $80,034,667, collateralized by
U.S. Treasury Obligations with rates ranging from 5.00%
to 6.25% and maturities ranging from 02/15/13 to 07/15/32,
with an aggregate market value of $81,800,353. ................         5.20%          07/02/07      $ 80,000,000   $ 80,000,000

Deutsche Bank Repurchase Agreement, dated 06/29/07,
with a maturity value of $100,036,667, collateralized
by a U.S. Treasury Obligation with a rate of 0.00%
and a maturity date of 08/15/25, with an aggregate
market value of $102,000,044. .................................         4.40           07/02/07       100,000,000    100,000,000

Goldman Sachs Repurchase Agreement, dated 06/29/07,
with a maturity value of $90,031,875, collateralized by
U.S. Treasury Obligations with rates ranging from
4.75% to 10.375% and maturities ranging from
11/15/12 to 03/15/14, with an aggregate market
value of $91,800,634. .........................................         4.25           07/02/07        90,000,000     90,000,000

JP Morgan Repurchase Agreement, dated 10/05/06,
with a maturity value of $26,269,896, collateralized by
a U.S. Treasury Obligation with a rate of 2.50%
and a maturity date of 07/15/16, with an
aggregate market value of $25,500,868.+ .......................         5.01           10/05/07        25,000,000     25,000,000

Merrill Lynch Repurchase Agreement, dated 06/29/07,
with a maturity value of $95,034,833, collateralized
by a U.S. Treasury Obligation with a rate of 4.75%
and a maturity date of 02/15/10, with an aggregate
market value of $96,901,735. ..................................         4.40           07/02/07        95,000,000     95,000,000

Morgan Stanley Repurchase Agreement, dated 06/29/07,
with a maturity value of $94,597,191, collateralized
by a U.S. Treasury Obligation with a rate of 3.628%
and a maturity date of 01/15/08, with an aggregate
market value of $97,238,481. ..................................         4.30           07/02/07        94,563,305     94,563,305
                                                                                                                    ------------
                                                                                                                     484,563,305
                                                                                                                    ------------
TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8%                                                                         484,563,305
Other assets and liabilities, net - 0.2%                                                                                 941,890
                                                                                                                    ------------
NET ASSETS - 100.0% ...........................................                                                     $485,505,195
                                                                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS:

+ Illiquid security

           Repurchase Agreements ..................     99.8%
           Other Assets & Liabilities, Net ........      0.2%


       The accompanying notes are an integral part of the financial statements.

                                                MERRIMAC U.S. GOVERNMENT PORTFOLIO

                                         SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                             YIELD TO                      PAR            VALUE
                                                                             MATURITY     MATURITY        VALUE         (NOTE 1)
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 56.9%
Federal Home Loan Bank ........................................                5.20%      07/02/07   $150,000,000  $  149,978,336
                       ........................................                5.27       07/05/07     12,500,000      12,500,000
                       ........................................             5.18 - 5.20   07/20/07    183,950,000     183,449,120
                       ........................................                5.15       07/25/07     27,194,000      27,100,996
                       ........................................                5.13       07/27/07     85,555,000      85,239,256
                       ........................................                5.25       09/04/07     22,500,000      22,500,000
                       ........................................                5.28       10/03/07      5,000,000       4,999,458
Federal Home Loan Mortgage Corporation ........................                5.19       07/09/07     26,500,000      26,469,790
                                       ........................                5.17       07/30/07     25,621,000      25,514,750
                                       ........................                5.23       08/13/07     16,667,000      16,565,471
                                       ........................                5.28       09/17/07      6,000,000       5,996,397
                                       ........................                5.38       10/03/07      4,000,000       4,000,000
                                       ........................                5.36       03/27/08      8,000,000       7,999,410
                                       ........................                5.38       04/09/08      7,500,000       7,500,000
Federal National Mortgage Association .........................             5.15 - 5.19   07/25/07    125,000,000     124,570,496
                                                                               5.23       08/17/07      4,246,000       4,218,422
                                                                                                                   --------------
                                                                                                                      708,601,902
                                                                                                                   --------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 22.4%
Federal Farm Credit Bank ......................................             5.19 - 5.20   07/02/07     60,500,000      60,495,248
                         ......................................                4.96       07/11/07     42,000,000      41,999,637
                         ......................................                5.23       08/18/07     25,000,000      24,994,234
Federal Home Loan Bank ........................................                5.20       07/10/07      1,000,000         999,758
                                                                               5.28       08/28/07     10,000,000       9,995,802
Federal Home Loan Mortgage Corporation ........................                5.21       07/06/07     25,000,000      24,999,867
                                                                               5.23       07/26/07     12,500,000      12,496,343
                                                                            5.18 - 5.20   07/27/07     53,500,000      53,494,729
                                                                               5.22       09/17/07     50,000,000      49,995,729
                                                                                                                   --------------
                                                                                                                      279,471,347
                                                                                                                   --------------
REPURCHASE AGREEMENTS - 20.5%
Bear Stearns Repurchase Agreement, dated 06/20/07, with a
maturity value of $100,218,750 collateralized by a U.S.
Government Agency Obligation with a rate of 5.90% and
maturity of 11/15/31, with an aggregate market value
of $102,117,761 ...............................................                5.25       07/05/07    100,000,000     100,000,000

Goldman Sachs Repurchase Agreement, dated 06/29/07, with a
maturity value of $155,069,104 collateralized by U.S.
Government Agency Obligations with a rates ranging from 0.00%
to 6.00% and maturities ranging from 01/01/32 to 10/01/36,
with an aggregate market value of $158,100,000 ................                5.35       07/02/07    155,000,000     155,000,000
                                                                                                                   --------------
                                                                                                                      255,000,000
                                                                                                                   --------------
TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8% ..................                                                     1,243,073,249

Other assets and liabilities, net - 0.2% ......................                                                         2,378,402
                                                                                                                   --------------
NET ASSETS - 100.0% ...........................................                                                    $1,245,451,651
                                                                                                                   ==============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

           U.S. Govt. Agency Fixed Rate Obligations               56.9%
           U.S. Govt. Agency Variable Rate Obligations            22.4%
           Repurchase Agreements                                  20.5%
           Other Assets & Liabilities, Net                         0.2%

                      The accompanying notes are an integral part of the financial statements.

                                                       MERRIMAC MUNICIPAL PORTFOLIO

                                           SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                               YIELD TO                    PAR           VALUE
                                                                               MATURITY   MATURITY        VALUE        (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES* - 83.1%
ALASKA - 4.5%
Valdez, BP Pipelines, Inc. ..............................................         3.92%   07/02/07   $  2,490,000   $  2,490,000
Valdez, Marine Terminal, BP Pipelines, Inc. .............................         3.92    07/02/07      2,800,000      2,800,000
Valdez, Marine Terminal, BP Pipelines, Inc., LOC: BP Amoco ..............         3.92    07/02/07      1,575,000      1,575,000
Valdez, Marine Terminal, Exxon Mobil Corporation ........................         3.91    07/02/07      3,000,000      3,000,000
                                                                                                                    ------------
                                                                                                                       9,865,000
                                                                                                                    ------------
CALIFORNIA - 7.1%
California State Department of Water Resources, LOC: BNP Paribas ........         3.83    07/02/07      5,110,000      5,110,000
California State Department of Water Resources, LOC: Citibank ...........         3.83    07/02/07      5,000,000      5,000,000
California State, LOC: State Street Bank & Trust Co. ....................         3.88    07/02/07      5,665,000      5,665,000
                                                                                                                    ------------
                                                                                                                      15,775,000
                                                                                                                    ------------
CONNECTICUT - 4.8%
Connecticut State Health & Educational Facilities Authority, Yale
  University ............................................................         3.80    07/02/07     10,650,000     10,650,000
                                                                                                                    ------------
                                                                                                                      10,650,000
                                                                                                                    ------------
FLORIDA - 4.1%
Sunshine State Governmental Financing Commission, LOC: SPA
  Dexia, Insurrer: AMBAC ................................................         3.92    07/02/07      9,100,000      9,100,000
                                                                                                                    ------------
GEORGIA - 2.3%
Metropolitan Atlanta Rapid Transit Authority, LOC: Bayerische
  Landesbank ............................................................         3.68    07/07/07      5,000,000      5,000,000
                                                                                                                    ------------
ILLINOIS - 1.2%
Chicago O'Hare International Airport, LOC: Societe Generale .............         3.69    07/07/07      2,635,000      2,635,000
                                                                                                                    ------------
INDIANA - 4.6%
St. Joseph County Educational Facilities, University of Notre Dame,
  LOC: LIQ-Fifth Third ..................................................         3.60    07/02/07     10,300,000     10,300,000
                                                                                                                    ------------
KENTUCKY - 1.5%
Kentucky Economic Development Finance Authority, Baptist
  Healthcare System, SPA: National City Bank, Insurer: MBIA .............         3.92    07/02/07      3,300,000      3,300,000
                                                                                                                    ------------
MASSACHUSETTS - 10.4%
Massachusetts Development Finance Agency, Harvard University ............         3.85    07/02/07      8,230,000      8,230,000
Massachusetts State Health & Educational Facilities Authority,
  Capital Asset Program, Insurer: MBIA ..................................         3.85    07/02/07      2,220,000      2,220,000
Massachusetts State Health & Educational Facilities Authority,
  Children's Hospital, LOC: Bank of America, Insurer: AMBAC .............         3.90    07/02/07      5,000,000      5,000,000
Massachusetts State Water Resources Authority, LOC: Bank of
  Nova Scotia, Insurer: AMBAC ...........................................         3.68    07/07/07      2,800,000      2,800,000
Massachusetts State, Central Artery Project, SPA: Landesbank
  Baden-Wuerttemberg ....................................................         3.92    07/02/07      1,690,000      1,690,000
State of Massachusetts ..................................................         3.90    07/02/07      3,000,000      3,000,000
                                                                                                                    ------------
                                                                                                                      22,940,000
                                                                                                                    ------------
MINNESOTA - 5.7%
Minneapolis, Convention Center, SPA: Dexia Credit Local de France .......         3.58    07/07/07      2,135,000      2,135,000
Minneapolis, Guthrie Theater Foundation, LOC: Wells Fargo Bank ..........         3.58    07/07/07      6,500,000      6,500,000
Minneapolis, LOC: Dexia Credit Local de France ..........................         3.58    07/07/07         40,000         40,000
Minneapolis, MN .........................................................         3.58    07/07/07      4,000,000      4,000,000
                                                                                                                    ------------
                                                                                                                      12,675,000
                                                                                                                    ------------
MISSOURI - 2.3%
Missouri State Health & Educational Facilities Authority, Washington
  University, LOC: MBIA, Inc. ...........................................         3.87    07/02/07      5,000,000      5,000,000
                                                                                                                    ------------
NEVADA - 1.9%
Clark County School District, SPA: State Street Bank & Trust Co,
  Insurer: FSA ..........................................................         3.88    07/02/07      4,155,000      4,155,000
                                                                                                                    ------------
NEW JERSEY - 1.7%
New Jersey Economic Development Authority, United Water, Inc.,
  SPA: Bank of New York, Insurer: AMBAC .................................         3.67    07/02/07      3,835,000      3,835,000
                                                                                                                    ------------
NEW MEXICO - 1.3%
Hurley Pollution Control, British Petroleum Amoco .......................         3.92    07/02/07      2,850,000      2,850,000
                                                                                                                    ------------
NEW YORK - 10.4%
New York City Transitional Finance Authority, SPA: Citibank .............         3.87    07/02/07      4,450,000      4,450,000
New York State Housing Finance Agency, Normandie, CT, LOC:
  Helaba International Finance ..........................................         3.70    07/02/07     10,000,000     10,000,000
New York State Local Government Assistance Corp., LOC: Societe
  Generale ..............................................................         3.70    07/07/07      6,080,000      6,080,000
New York, LOC: State Street Bank & Trust Co. ............................         3.88    07/02/07      2,500,000      2,500,000
                                                                                                                    ------------
                                                                                                                      23,030,000
                                                                                                                    ------------
NORTH CAROLINA - 2.4%
North Carolina Educational Facilities Finance Agency, Duke
  University ............................................................         3.71    07/07/07      5,350,000      5,350,000
                                                                                                                    ------------
TEXAS - 9.8%
Harris County Health Facilities Development Authority, Texas
  Children's Hospital, SPA: JP Morgan Chase Bank, Insurer: MBIA .........         3.92    07/02/07      9,190,000      9,190,000
Port of Port Arthur Navigation District, Texaco, Inc. ...................         3.90    07/02/07      5,000,000      5,000,000
Southwest Higher Education Authority, Inc., Southern Methodist
  University, LOC: Helaba International Finance .........................         3.92    07/02/07      2,000,000      2,000,000
Splendora Higher Education Facilities Corp., Fort Bend Baptist
  Academy, LOC: Wells Fargo Bank ........................................         3.73    07/02/07      5,470,000      5,470,000
                                                                                                                    ------------
                                                                                                                      21,660,000
                                                                                                                    ------------
UTAH - 0.9%
Salt Lake County, Pollution Control, Station Holdings, British
  Petroleum Amoco .......................................................         3.92    07/02/07      2,000,000      2,000,000
                                                                                                                    ------------
VIRGINIA - 2.8%
Peninsula Ports Authority, Dominion Terminal Associates, LOC:
  U.S.Bank Trust NA .....................................................         3.90    07/02/07      6,295,000      6,295,000
                                                                                                                    ------------
WASHINGTON - 3.2%
Washington State Housing Finance Commission, Overlake School,
  LOC: Wells Fargo Bank .................................................         3.73    07/07/07      7,045,000      7,045,000
                                                                                                                    ------------
WYOMING - 0.2%
Lincoln County, Pollution Control, Exxon Mobil Corporation ..............         3.82    07/02/07        300,000        300,000
Sublette County, Pollution Control, Exxon Mobil Corporation .............         3.82    07/02/07         65,000         65,000
                                                                                                                    ------------
                                                                                                                         365,000
                                                                                                                    ------------
                                                                                                                     183,825,000
                                                                                                                    ------------
FIXED RATE DEMAND NOTES - 14.4%
FLORIDA - 3.6%
Jacksonville Electric Authority .........................................         3.61    07/09/07      8,000,000      8,000,000
                                                                                                                    ------------
MICHIGAN - 2.7%
State of Michigan .......................................................         4.25    09/28/07      6,000,000      6,010,662
                                                                                                                    ------------
MINNESOTA - 1.8%
Minneapolis & St. Paul, Metropolitan Airport Commission .................         3.60    07/02/07      3,925,000      3,925,000
                                                                                                                    ------------
TEXAS - 2.7%
State of Texas ..........................................................         4.50    08/31/07      6,000,000      6,009,195
                                                                                                                    ------------
WISCONSIN - 3.6%
Wisconsin Transportation Revenue Bond ...................................         3.60    07/11/07      7,975,000      7,975,000
                                                                                                                    ------------
                                                                                                                      31,919,857
                                                                                                                    ------------
                                                                                                          SHARES
                                                                                                          ------
MUTUAL FUNDS - 2.0%
Goldman Sachs Financial Square Tax Free Money Market Fund ...............                               4,440,126      4,440,126
SEI Tax-Exempt Institutional Money Market Fund ..........................                                   2,385          2,385
                                                                                                                    ------------
                                                                                                                       4,442,511
                                                                                                                    ------------
TOTAL INVESTMENTS, AT AMORTIZED COST - 99.5% ............................                                            220,187,368
Other assets and liabilities, net - 0.5% ................................                                              1,117,530
                                                                                                                    ------------
NET ASSETS - 100.0% .....................................................                                           $221,304,898
                                                                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS:

AMBAC - AMBAC Financial Group, Inc.

LOC - Letter of Credit

MBIA - MBIA Insurance Corporation

SPA - Standby Purchase Agreement

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

           Variable Rate Demand Notes                                              83.1%
           Fixed Rate Demand Notes                                                 14.4%
           Mutual Funds                                                             2.0%
           Other Assets & Liabilities, Net                                          0.5%

                         The accompanying notes are an integral part of the financial statements.

                                                        MERRIMAC MASTER PORTFOLIO

                                                   STATEMENTS OF ASSETS AND LIABILITIES

                                                         JUNE 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                       CASH         TREASURY       TREASURY PLUS    U.S. GOVERNMENT    MUNICIPAL
                                                    PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                 --------------   --------------   --------------   --------------   --------------
ASSETS
Investments, at value (Note 1)                   $1,661,385,972   $  302,594,897   $         --     $  988,073,249   $  220,187,368
Repurchase agreements                               145,000,000             --        484,563,305      255,000,000             --
Cash                                                    702,537             --               --            139,208             --
Interest receivable                                   4,251,606          158,282        1,050,515        2,441,175        1,144,868
Prepaid expenses                                         54,752           14,002           12,204            7,618            8,810
                                                 --------------   --------------   --------------   --------------   --------------
Total assets                                      1,811,394,867      302,767,181      485,626,024    1,245,661,250      221,341,046
                                                 --------------   --------------   --------------   --------------   --------------
LIABILITIES
Management fee payable (Note 2)                         245,095           39,972           71,874          169,293           35,051
Accrued expenses                                        129,987           23,382           48,955           40,306            1,097
                                                 --------------   --------------   --------------   --------------   --------------
Total liabilities                                       375,082           63,354          120,829          209,599           36,148
                                                 --------------   --------------   --------------   --------------   --------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS                                      $1,811,019,785   $  302,703,827   $  485,505,195   $1,245,451,651   $  221,304,898
                                                 ==============   ==============   ==============   ==============   ==============

                           The accompanying notes are an integral part of the financial statements.

                                                             MERRIMAC MASTER PORTFOLIO

                                                            STATEMENTS OF OPERATIONS

                                                    SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                      CASH          TREASURY      TREASURY PLUS     U.S. GOVERNMENT      MUNICIPAL
                                                    PORTFOLIO      PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                 --------------   --------------   --------------   --------------   --------------

INCOME
Interest and dividends                           $   47,051,260   $    7,499,459   $   13,802,621   $   33,030,303   $    4,903,451
                                                 --------------   --------------   --------------   --------------   --------------
EXPENSES
Management fees (Note 2)                              1,491,743          254,839          448,415        1,065,161          230,948
Audit                                                    29,975           15,506           14,825           19,601           18,135
Transaction fees                                          7,694            2,669            3,023            3,251            4,216
Legal                                                    14,494            2,058            3,446            8,250            2,286
Insurance                                                27,129            4,315            9,158           16,949            4,729
Trustees fees and expenses                               31,814            4,518            7,563           18,109            5,018
Line of credit fee                                       24,349            3,458            5,788           13,860            3,841
Ratings fee                                                --              4,671            3,919             --               --
Compliance fees and expenses                             26,580            3,774            6,318           15,130            4,192
Miscellaneous                                            13,464            4,010            3,359            3,251            1,562
                                                 --------------   --------------   --------------   --------------   --------------
Total expenses                                        1,667,242          299,818          505,814        1,163,562          274,927
                                                 --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME                                45,384,018        7,199,641       13,296,807       31,866,741        4,628,524
NET REALIZED GAIN (LOSS) ON INVESTMENTS                   3,326            1,949             --            (34,912)            --
                                                 --------------   --------------   --------------   --------------   --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $   45,387,344   $    7,201,590   $   13,296,807   $   31,831,829   $    4,628,524
                                                 ==============   ==============   ==============   ==============   ==============

                                   The accompanying notes are an integral part of the financial statements.

                                                         MERRIMAC MASTER PORTFOLIO

                                                      STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                CASH PORTFOLIO                        TREASURY PORTFOLIO                TREASURY PLUS PORTFOLIO
                    ------------------------------------  ------------------------------------  -----------------------------------
                      SIX MONTHS                           SIX MONTHS                            SIX MONTHS
                        ENDED            YEAR ENDED          ENDED             YEAR ENDED          ENDED            YEAR ENDED
                    JUNE 30, 2007        DECEMBER 31,     JUNE 30, 2007        DECEMBER 31,     JUNE 30, 2007       DECEMBER 31,
                     (UNAUDITED)             2006          (UNAUDITED)             2006          (UNAUDITED)           2006
                    ----------------    ----------------  ----------------    ----------------  ----------------   ----------------
INCREASE
(DECREASE) IN NET
ASSETS OPERATIONS
Net investment
income              $     45,384,018    $     87,781,306  $      7,199,641    $     12,675,967  $     13,296,807   $     28,260,822
Net realized gain
(loss) on
investments                    3,326             (70,871)            1,949               7,927              --                 --
                    ----------------    ----------------  ----------------    ----------------  ----------------   ----------------
Net increase in
net assets from
operations                45,387,344          87,710,435         7,201,590          12,683,894        13,296,807         28,260,822
                    ----------------    ----------------  ----------------    ----------------  ----------------   ----------------
TRANSACTIONS IN
INVESTORS'
BENEFICIAL
INTEREST
Contributions          7,417,796,695      15,890,907,557       427,671,050         723,464,132     3,631,614,671     11,479,599,071
Withdrawals           (7,372,609,686)    (16,209,578,236)     (463,415,577)       (643,270,728)   (3,848,998,227)   (12,080,875,122)
                    ----------------    ----------------  ----------------    ----------------  ----------------   ----------------
Net increase
(decrease) from
investors'
transactions              45,187,009        (318,670,679)      (35,744,527)         80,193,404      (217,383,556)      (601,276,051)
                    ----------------    ----------------  ----------------    ----------------  ----------------   ----------------
NET INCREASE
(DECREASE) IN NET
ASSETS                    90,574,353        (230,960,244)      (28,542,937)         92,877,298      (204,086,749)      (573,015,229)
NET ASSETS
Beginning of
period                 1,720,445,432       1,951,405,676       331,246,764         238,369,466       689,591,944      1,262,607,173
                    ----------------    ----------------  ----------------    ----------------  ----------------   ----------------
End of period       $  1,811,019,785    $  1,720,445,432  $    302,703,827    $    331,246,764  $    485,505,195   $    689,591,944
                    ================    ================  ================    ================  ================   ================

                         U.S. GOVERNMENT PORTFOLIO                   MUNICIPAL PORTFOLIO
                    ------------------------------------    ------------------------------------
                     SIX MONTHS                               SIX MONTHS
                        ENDED            YEAR ENDED              ENDED            YEAR ENDED
                    JUNE 30, 2007        DECEMBER 31,        JUNE 30, 2007        DECEMBER 31,
                      (UNAUDITED)            2006              (UNAUDITED)           2006
                    ----------------    ----------------    ----------------    ----------------
INCREASE
(DECREASE) IN NET
ASSETS OPERATIONS
Net investment
income              $     31,866,741    $     61,342,721    $      4,628,524    $      8,898,010
Net realized gain
(loss) on
investments                  (34,912)            (99,269)               --                  --
                    ----------------    ----------------    ----------------    ----------------
Net increase in
net assets from
operations                31,831,829          61,243,452           4,628,524           8,898,010
                    ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN
INVESTORS'
BENEFICIAL
INTEREST
Contributions          2,881,286,988       5,920,614,730         310,718,669         750,996,319
Withdrawals           (3,152,871,232)     (5,812,722,883)       (350,569,109)       (762,577,310)
                    ----------------    ----------------    ----------------    ----------------
Net increase
(decrease) from
investors'
transactions            (271,584,244)        107,891,847         (39,850,440)        (11,580,991)
                    ----------------    ----------------    ----------------    ----------------
NET INCREASE
(DECREASE) IN NET
ASSETS                  (239,752,415)        169,135,299         (35,221,916)         (2,682,981)
NET ASSETS
Beginning of
period                 1,485,204,066       1,316,068,767         256,526,814         259,209,795
                    ----------------    ----------------    ----------------    ----------------
End of period       $  1,245,451,651    $  1,485,204,066    $    221,304,898    $    256,526,814
                    ================    ================    ================    ================


       The accompanying notes are an integral part of the financial statements.

                                                MERRIMAC MASTER PORTFOLIO

                                                  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------
                                                                ANNUALIZED RATIOS TO
                                                                 AVERAGE NET ASSETS
                                                                --------------------
                                                                                              NET ASSETS
PERIOD ENDED JUNE 30, 2007                                                          NET         END OF
(UNAUDITED) AND DECEMBER 31,              TOTAL                    NET           INVESTMENT     PERIOD
2006, 2005, 2004, 2003, AND 2002        RETURN (A)               EXPENSES          INCOME    (000S OMITTED)
--------------------------------        ----------               --------          ------    --------------
CASH PORTFOLIO
   2007                                   2.63%                    0.19%            5.17%   $    1,811,020
   2006                                   4.96                     0.19             4.84         1,720,445
   2005                                   3.06                     0.14(B)          3.00         1,951,406
   2004                                   1.25                     0.16(B)          1.16         2,060,821
   2003                                   1.17                     0.18             1.16         4,454,334
   2002                                   1.87                     0.18             1.87         5,768,493
TREASURY PORTFOLIO
   2007                                   2.44                     0.20             4.81           302,704
   2006                                   4.59                     0.20             4.51           331,247
   2005                                   2.83                     0.19             2.75           238,369
   2004                                   1.03                     0.19             1.03           311,615
   2003                                   0.87                     0.19             0.89           301,603
   2002                                   1.55                     0.18             1.57           362,188
TREASURY PLUS PORTFOLIO
   2007                                   2.54                     0.19             5.04           485,505
   2006                                   4.87                     0.20             4.73           689,592
   2005                                   3.05                     0.18             2.95         1,262,607
   2004                                   1.15                     0.18             1.18         1,937,766
   2003                                   0.92                     0.18             0.90         1,341,028
   2002                                   1.52                     0.19             1.53           341,947
U.S. GOVERNMENT SECURITIES PORTFOLIO
   2007                                   2.55                     0.19             5.08         1,245,452
   2006                                   4.88                     0.19             4.77         1,485,204
   2005                                   3.02                     0.18             3.03         1,316,069
   2004                                   1.26                     0.18             1.32         1,066,369
   2003                                   1.09                     0.18             1.06           495,624
   2002                                   1.76                     0.18             1.77           451,193
MUNICIPAL PORTFOLIO
   2007                                   1.90                     0.20             3.41           221,305
   2006                                   3.23                     0.20             3.19           256,527
   2005                                   2.18                     0.19             2.13           259,210
   2004                                   1.00                     0.18             1.01           317,695
   2003                                   0.81                     0.19             0.80           249,393
   2002                                   1.24                     0.19             1.23            96,413

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolios declare no dividends or distributions, so there are no assumed reinvestments during the period. Total returns for periods of less than one year are not annualized.
B) The adviser waived a portion of the expenses. Without this waiver, the net expense ratio would have been 0.18% for the years ended December 31, 2005 and 2004.

                 The accompanying notes are an integral part of the financial statements.

                              MERRIMAC MASTER PORTFOLIO

                            NOTES TO FINANCIAL STATEMENTS

                              JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES

    The Merrimac Master Portfolio (the "Portfolio Trust") is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), collectively the "Portfolios", are separate diversified investment series of the Portfolio Trust. Information is presented herein for all portfolios except the Prime Portfolio.

    The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The Portfolio adopted Financial Accounting Standards Board Interpretation No. 48 ("FIN no. 48"), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The adoption of FIN No. 48 did not have a material effect on the net asset value, financial condition or results of operations of the Fund as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Portfolio. As of and during the six months ended June 30, 2007, the Fund did not have a liability for any unrecognized tax benefits

    A. INVESTMENT SECURITY VALUATIONS

    Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

    B. SECURITIES TRANSACTIONS AND INCOME

    Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

    C. FEDERAL INCOME TAXES

    Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

    D. FORWARD COMMITMENTS

    The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so. The Portfolios held no forward commitments at June 30, 2007.

    E. REPURCHASE AGREEMENTS

    It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2) MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

    The Portfolio retains Investors Advisory LLC, a subsidiary of Investors Bank & Trust Company ("Investors Bank") as investment adviser. Prior to June 29, 2007 Investors Bank & Trust Company - Advisory Division served as Investment Adviser. Investors Bank" serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

    Lehman Brothers Asset Management LLC serves as the sub-adviser to the Cash Portfolio and the Government Portfolio. For its services as investment sub-adviser, LBAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio at a rate of 0.0675%.

    M&I Investment Management Corp. serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services, M&I receives a monthly fee paid by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio.

    ABN AMRO Asset Management, Inc. serves as sub-adviser to the Municipal Portfolio. For its services, ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.12% on the first $75,000,000 in assets, 0.10% on the next $75,000,000 in assets; and 0.08% on assets exceeding $150,000,000.

    The Portfolios do not pay a fee directly to the sub-adviser for such services.

    Certain trustees and officers of the Portfolio Trust are employees of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with Investors Bank.

    On July 2, 2007, Investors Financial Services Corp., the parent company of Investors Bank, was acquired by State Street Corporation. As of that date, State Street Bank assumed the roles of Investors Bank described above with no changes in the terms of the various servicing agreements.

(3) INVESTMENT TRANSACTIONS

    Purchases and combined maturities and sales for the respective Portfolios for the six months ended June 30, 2007 were aggregated as follows:

                                                               COMBINED
                                                            MATURITIES AND
                                    PURCHASES                    SALES
                                 ---------------           ----------------
    Cash Portfolio               $27,319,494,461           $ 27,277,918,136
    Treasury Portfolio               978,096,986              1,007,290,173
    Treasury Plus Portfolio       63,257,560,215             63,462,154,925
    U.S. Government Portfolio     43,889,766,987             44,125,261,966
    Municipal Portfolio              840,056,269                758,517,618

(4) LINE OF CREDIT

    The Portfolios participate in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual Portfolio will have access to the entire $150 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the Portfolios. The Portfolios had no borrowings during the semi - annual June 30, 2007.

    The line of credit agreement terminated on July 5, 2007.

                              MERRIMAC MASTER PORTFOLIO

      APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

Each series (each a "Fund") of the Merrimac Series (the "Trust") invests all of its assets in the corresponding portfolio (each, a "Portfolio") of the Merrimac Master Portfolio (the "Master Trust"). Therefore, the Trust has not retained an investment adviser. The discussion that follows concerns the considerations by the Trustees of the Master Trust in renewing the Investment Adviser and Investment Sub-Adviser Agreements for the Master Trust.

The Board of Trustees of the Master Trust, and by a separate vote, the Independent Trustees of the Master Trust, approved the continuance of the Investment Adviser Agreements between the Master Trust and Investors Advisory LLC (formerly known as "Investors Bank & Trust Company - Advisory Division") (the "Adviser") with respect to the Portfolios and the Investment Sub-Adviser Agreement with respect to each Portfolio at a meeting held on May 3, 2007.

In determining whether to approve the continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with respect to each Portfolio, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Adviser Agreement and of the Investment Sub-Adviser Agreement was in the best interests of the Portfolio, the Fund and their respective shareholders. The materials provided to the Independent Trustees included: copies of the Agreements; an advisory profitability analysis of the Adviser; comparative performance data for each series of the Trust; comparative fee and expense data for each series of the Trust; completed informational questionnaires from each Sub-Adviser, which included the Form ADV, annual financial reports and information about the Sub-Adviser's structure and personnel, investment management program and compliance monitoring practices; and information about the Adviser's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Adviser Agreements and the Investment Sub-Adviser Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with respect to each Portfolio. The Independent Trustees also reviewed the proposed continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with respect to each of the Portfolios in a private session with counsel at which no representatives of management were present.

In deciding to renew the Investment Adviser Agreements with the Adviser and the Investment Sub-Adviser Agreements with each of Lehman Brothers Asset Management LLC ("LBAM"), ABN AMRO Asset Management, Inc. ("ABN AMRO") and M&I Investment Management Corp. ("M&I") (collectively the "Sub-Advisers"), the Trustees of the Master Trust considered and evaluated a number of factors, including the following: the nature, extent and quality of the Adviser's and each Sub-Adviser's services, including with respect to the Adviser, its monitoring of the performance and expense ratio of each Portfolio; the investment performance of each Fund relative to comparable mutual funds; the expense ratio of each Fund relative to comparable mutual funds; the fees charged by the Adviser for the services provided to the Portfolios relative to the fees charged by other investment managers for comparable services; the qualifications and experience of the professional staff of the Adviser and each Sub-Adviser; the nature and quality of each Sub-Adviser's compliance systems and the Adviser's activities in monitoring such systems; the financial condition of the Adviser and each Sub-Adviser; the profitability to the Adviser of its relationship with the Funds and the Portfolios; any potential economies of scale; any conflicts of interest; and the terms of the Investment Adviser and Investment Sub-Adviser Agreements. In reapproving each Investment Adviser and Investment Sub-Adviser Agreement, no single factor was determinative, and each Trustee attributed different weights to different factors. Information provided throughout the year by the Adviser and the Sub-Advisers was also considered as part of the deliberative process. The Independent Trustees were advised by independent legal counsel throughout the process.

In considering the nature, extent and quality of services provided by the Adviser, the Board was mindful of the pending merger of Investors Bank & Trust Company ("IBT") with State Street Bank & Trust Company and the impact upon the Funds and the Portfolios. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its personnel, as well as current staffing levels. The Board discussed the Adviser's effectiveness in monitoring the performance of the Sub-Advisers and its timeliness in responding to performance issues. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser's management through Board meetings, discussions and reports during the preceding year. The Board took into account the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Adviser's compliance policies and procedures, noting the high quality of such services to the Master Trust and the Funds. The Board also considered the Adviser's administrative capabilities, including its ability to supervise the other service providers to the Funds and the Portfolios and oversight of the Portfolios' and Funds' day-to-day operations. The Board considered the fees paid to the Adviser and the services provided to the Portfolios by the Adviser under the Investment Adviser Agreements, as well as other services provided by the Adviser and other divisions of IBT and their affiliates under other agreements, and the personnel who provide these services. The Board noted that in addition to the investment advisory services provided to each Portfolio, IBT and its affiliates provide administrative and custody services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and Portfolios. The Board noted the level of service provided by IBT to the Master Trust and the Funds, including administrative and fund accounting. The Trustees also took into account the Adviser's performance of substantially similar duties for other portfolios of the Master Trust and the Funds. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Investment Adviser Agreements.

The Board compared the performance and advisory fees and total expense ratios for the Funds that invest in the Portfolios with various comparative data, including the industry average returns, advisory fees and expense ratios in each Fund's respective fund universe ("peer group"). Each Fund's performance and expense information was generally representative of the fees and performance of the respective Portfolio in which it invests, and therefore relevant to the Trustees' conclusions regarding the Portfolios' expenses and performance. The Trustees also noted that they review on a quarterly basis detailed information about the Portfolios' and Funds' performance results, portfolio composition and investment strategies.

The Board noted that the fees under the Investment Sub-Adviser Agreement for each Portfolio are paid by the Adviser out of the advisory fee it receives from the Portfolios and the impact of such sub-advisory fees on the profitability of the Adviser. In reviewing the expense ratios and performance of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Adviser. The Independent Trustees also discussed the fee structure in terms of the Master Trust as they relate to the feeder funds (the Trust and the Merrimac Funds trust).

Cash Series. For the one-year period ended December 31, 2006, the Fund's net returns were above the average of its peer group. The Fund's advisory fee and its net expenses for the same period were below the average of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and its advisory fees were reasonable.

U.S. Government Series. For the one-year period ended December 31, 2006, the Fund's net returns were above the average of its peer group. The Fund's advisory fee for the same period was slightly above the average of its peer group and its net expenses for the same period were below the average of its peer group. Based upon their review of various factors, the Trustees concluded that the Fund's performance was satisfactory and its advisory fees were reasonable in view of the high quality of services received by the Portfolio and the Fund.

Treasury Series. For the one-year period ended December 31, 2006, the Fund's net returns were above the average of its peer group. The Fund's advisory fee and its net expenses for the same period were below the average of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and its advisory fees were reasonable.

Treasury Plus Series. For the one-year period ended December 31, 2006, the Fund's net returns were above the average of its peer group. The Fund's advisory fee for the same period was above the average of its peer group and its net expenses for the same period were below the average of its peer group. Based upon their review of various factors, the Trustees concluded that the Fund's performance was satisfactory and its advisory fees were reasonable in view of the high quality of services received by the Portfolio and the Fund.

Municipal Series. For the one-year period ended December 31, 2006, the Fund's net returns were the average of its peer group. The Fund's advisory fee for the same period was the average of its peer group and its net expenses for the same period were below the average of its peer group. Based upon their review of various factors, the Trustees concluded that the Fund's performance was satisfactory and its advisory fees were reasonable in view of the high quality of services received by the Portfolio and the Fund.

The Board also took into consideration the financial condition and profitability of the Adviser and the other divisions of IBT and the direct and indirect benefits derived by the Adviser and other divisions of IBT and their affiliates from the Adviser's relationship with the Portfolios and the Funds. The Board considered the fact that IBT provides shareholder servicing, custody and administrative services to the Portfolios and the Funds. The information considered by the Board included operating profit margin information before tax expenses for IBT's advisory business. The Trustees determined that the Adviser had the financial wherewithal to continue to provide a high level of services to the Portfolios and the Funds. The Trustees also considered that IBT received Rule 12b-1 distribution fees from the Funds. The Trustees also noted that the Adviser and IBT, overall, derive reputational and other benefits from their association with the Portfolios and the Funds. The Trustees also noted that the Adviser pays the sub-advisory fees out of the advisory fee. The Adviser also pays from the Portfolios' advisory fees the cost of fund accounting, transfer agency, custody and fund administration services for the Portfolios (excluding transaction costs and out-of-pocket charges related to such services). Recognizing the performance of the Portfolios and the Funds and the high quality of services provided by the Adviser, the Trustees noted that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Portfolio and Fund and the entrepreneurial risk that it assumes as Adviser. Based upon their review, the Trustees concluded that the Adviser's level of profitability from its relationship with each Portfolio and Fund was reasonable.

The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Portfolios to participate in any economies of scale. Among other things, the Board noted that the Portfolios' contractual advisory fees are generally below the average of the funds in its respective peer group. The Board also considered the fact that the Adviser pays the sub-advisory fee out of its advisory fee. The Board also noted the asset levels of the Funds, as well as the future plans for the Funds and the Portfolios. The Board determined that the current investment advisory fee structure for each Fund was reasonable.

In evaluating the nature, extent and quality of each Sub-Adviser's services, the Board considered information provided by the Adviser and the Sub-Advisers regarding the services provided by each Sub-Adviser, including information presented periodically throughout the previous year. The Board noted that, on a periodic basis, the Board meets with various portfolio managers of the Sub-Advisers to discuss their respective performance and investment process and strategies. The Board considered each Sub-Adviser's level of knowledge. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to each Portfolio and the respective Sub-Adviser's level of staffing. The Trustees also noted each Sub-Adviser's brokerage practices. The Board also considered each Sub-Adviser's regulatory and compliance history. The Board noted that the Adviser's compliance monitoring processes include reviews of compliance reports and compliance visits to the Sub-Adviser and that compliance issues are reported to the Board. The Board also discussed the financial condition of each Sub-Adviser.

The Board compared the sub-advisory fees for each Portfolio with the fees that each Sub-Adviser charges to comparable clients, to the extent available. The Board considered that the Portfolio pays an advisory fee to the Adviser and that, in turn, the Adviser pays a sub-advisory fee to the Sub-Adviser. The Board also noted that the Adviser negotiates the Investment Sub-Advisory Agreements and the fees thereunder at arm's length. The Board noted that for these reasons the cost to each of the Sub-Advisers for providing services and its profitability from its relationship with the Funds were less significant factors in the Trustees' consideration of the renewal of the Investment Sub-Advisory Agreements. For similar reasons, potential economies of scale in the sub-advisory fees were also less significant to the Trustees' deliberations, although it was noted that the Municipal Series has breakpoints at the sub-advisory fee level.

As noted above, the Board considered each Fund's performance as compared to the Fund's peer group and noted that the Board reviews on a quarterly basis information about the Fund and Portfolio's performance results, portfolio composition and investment strategies. The Board noted the Adviser's expertise and resources in monitoring the performance and investment process of each Sub-Adviser. The Board was mindful of the Adviser's focus on each Sub-Adviser's performance.

Based upon these and related factors and considerations, the Trustees collectively concluded, in addition to those conclusions indicated above, that:
(i) the Adviser possesses the capability and resources to perform the duties required of it under the Investment Adviser Agreements; (ii) each Sub-Adviser is qualified to manage the assets of its Portfolio or Portfolios in accordance with the Portfolio's investment objectives and policies; (iii) the Adviser and each Sub-Adviser maintain appropriate compliance programs; (iv) the performance of each Portfolio was satisfactory in relation to the performance of funds with similar investment objectives; (v) the fees paid by each Portfolio for investment advisory services are reasonable in relation to those paid by similar mutual funds for similar services; and (vi) approval of the Investment Adviser Agreements with the Adviser and the Investment Sub-Adviser Agreements with each Sub-Adviser is in the best interests of each of the Portfolios, the Funds and their respective shareholders.

                                 MERRIMAC SERIES

                        SHAREHOLDER EXPENSES (UNAUDITED)
-------------------------------------------------------------------------------

As a shareholder of a Merrimac Series fund, you incur ongoing operational costs, including management fees and other fund expenses. The annualized expense ratio reflects the feeder funds' proportional allocation of the Master Portfolio's expenses as well as expenses that are specific to the feeder (See
Note 1 to the Merrimac Series Financial Statements). The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Merrimac fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES The first line under each fund class name in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line under each fund class name in the table below provides information about the hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                                EXPENSES PAID
                                                     BEGINNING            ENDING                                DURING PERIOD
                                                   ACCOUNT VALUE       ACCOUNT VALUE       ANNUALIZED        (JANUARY 1 THROUGH
                                                  JANUARY 1, 2007      JUNE 30, 2007     EXPENSE RATIO         JUNE 30, 2007)
MERRIMAC CASH SERIES
PREMIUM CLASS
Actual                                               $1,000.00          $1,025.80            0.22%                 $1.09
Hypothetical (5% return before expenses)              1,000.00           1,023.72            0.22%                  1.09
RESERVE CLASS
Actual                                                1,000.00           1,025.30            0.32%                  1.59
Hypothetical (5% return before expenses)              1,000.00           1,023.23            0.32%                  1.59
INSTITUTIONAL CLASS
Actual                                                1,000.00           1,024.60            0.47%                  2.34
Hypothetical (5% return before expenses)              1,000.00           1,022.48            0.47%                  2.34
NOTTINGHAM CLASS
Actual                                                1,000.00           1,025.80            0.22%                  1.10
Hypothetical (5% return before expenses)              1,000.00           1,023.71            0.22%                  1.10
INVESTMENT CLASS
Actual                                                1,000.00           1,024.10            0.57%                  2.86
Hypothetical (5% return before expenses)              1,000.00           1,021.97            0.57%                  2.86
---------------------------------------------------------------------------------------------------------------------------------
MERRIMAC TREASURY SERIES
PREMIUM CLASS
Actual                                                1,000.00           1,024.00            0.23%                  1.15
Hypothetical (5% return before expenses)              1,000.00           1,023.65            0.23%                  1.15
RESERVE CLASS
Actual                                                1,000.00           1,023.40            0.40%                  2.01
Hypothetical (5% return before expenses)              1,000.00           1,022.81            0.40%                  2.01
INSTITUTIONAL CLASS
Actual                                                1,000.00           1,022.70            0.48%                  2.41
Hypothetical (5% return before expenses)              1,000.00           1,022.41            0.48%                  2.41
NOTTINGHAM CLASS
Actual                                                1,000.00           1,024.00            0.25%                  1.25
Hypothetical (5% return before expenses)              1,000.00           1,023.55            0.25%                  1.25
INVESTMENT CLASS
Actual                                                1,000.00           1,022.20            0.58%                  2.91
Hypothetical (5% return before expenses)              1,000.00           1,021.92            0.58%                  2.91
---------------------------------------------------------------------------------------------------------------------------------
MERRIMAC TREASURY PLUS SERIES
PREMIUM CLASS
Actual                                                1,000.00           1,025.20             0.21%                 1.05
Hypothetical (5% return before expenses)              1,000.00           1,023.75             0.21%                 1.05
RESERVE CLASS
Actual                                                1,000.00           1,024.70             0.33%                 1.66
Hypothetical (5% return before expenses)              1,000.00           1,023.16             0.33%                 1.66
INSTITUTIONAL CLASS
Actual                                                1,000.00           1,023.90             0.46%                 2.31
Hypothetical (5% return before expenses)              1,000.00           1,022.51             0.46%                 2.31
NOTTINGHAM CLASS
Actual                                                1,000.00           1,025.20             0.22%                 1.10
Hypothetical (5% return before expenses)              1,000.00           1,023.70             0.22%                 1.10
INVESTMENT CLASS
Actual                                                1,000.00           1,023.40             0.57%                 2.86
Hypothetical (5% return before expenses)              1,000.00           1,021.97             0.57%                 2.86
---------------------------------------------------------------------------------------------------------------------------------
MERRIMAC U.S. GOVERNMENT SERIES
PREMIUM CLASS
Actual                                                1,000.00           1,025.40             0.20%                 1.00
Hypothetical (5% return before expenses)              1,000.00           1,023.80             0.20%                 1.00
RESERVE CLASS
Actual                                                1,000.00           1,024.90             0.36%                 1.81
Hypothetical (5% return before expenses)              1,000.00           1,023.01             0.36%                 1.81
INSTITUTIONAL CLASS
Actual                                                1,000.00           1,024.20             0.50%                 2.51
Hypothetical (5% return before expenses)              1,000.00           1,022.32             0.50%                 2.51
NOTTINGHAM CLASS
Actual                                                1,000.00           1,025.40             0.19%                 0.95
Hypothetical (5% return before expenses)              1,000.00           1,023.85             0.19%                 0.95
INVESTMENT CLASS
Actual                                                1,000.00           1,023.70             0.55%                 2.76
Hypothetical (5% return before expenses)              1,000.00           1,022.07             0.55%                 2.76
---------------------------------------------------------------------------------------------------------------------------------
MERRIMAC MUNICIPAL SERIES
PREMIUM CLASS
Actual                                                1,000.00            1016.40             0.23%                 1.15
Hypothetical (5% return before expenses)              1,000.00            1023.31             0.23%                 1.15
RESERVE CLASS
Actual                                                1,000.00            1016.40             0.30%                 1.50
Hypothetical (5% return before expenses)              1,000.00            1023.31             0.30%                 1.51
INSTITUTIONAL CLASS
Actual                                                1,000.00            1015.70             0.49%                 2.40
Hypothetical (5% return before expenses)              1,000.00            1022.41             0.49%                 2.41
NOTTINGHAM CLASS
Actual                                                1,000.00            1016.90             0.23%                 1.15
Hypothetical (5% return before expenses)              1,000.00            1023.65             0.23%                 1.15
INVESTMENT CLASS
Actual                                                1,000.00            1022.20             0.58%                 2.91
Hypothetical (5% return before expenses)              1,000.00            1021.92             0.58%                 2.91
---------------------------------------------------------------------------------------------------------------------------------

The Merrimac Master Portfolio has adopted a Proxy Voting Policy which is available, without charge, upon request by calling 1-888-637-7622, and on Securities and Exchange Commission's website, www.sec.com.

Each Series of the Merrimac Series invests all of its assets in a master portfolio of the Merrimac Master Portfolio and, therefore, does not hold securities which are entitled to vote. None of the securities held by the Portfolios of the Merrimac Master Portfolio which entitled the Portfolios to vote, held a shareholder meeting during the period from July 1, 2006 to June 30, 2007.

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-888-637-7622; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

                              MERRIMAC PRIME SERIES

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS
 Investment in Portfolio, at value (Note 1)                     $ 2,556
                                                                -------
  Total assets                                                    2,556
                                                                -------
LIABILITIES
 Accrued expenses                                               $ 2,427
                                                                -------
    Total liabilities                                             2,427
                                                                -------
NET ASSETS                                                          129
                                                                =======
NET ASSETS CONSIST OF:
  Paid in capital                                               $   129
  Accumulated net realized loss on investments                   (1,972)
  Undistributed net investment income                             1,972
                                                                -------
    Total net assets                                                129
                                                                =======
TOTAL NET ASSETS
  Premium Class                                                 $   129
                                                                =======
SHARES OF BENEFICIAL INTEREST OUTSTANDING (NOTE 6)
  Premium Class                                                     129
                                                                =======
NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION PRICE PER SHARE   $  1.00
                                                                =======


                             MERRIMAC PRIME SERIES

                             STATEMENT OF OPERATIONS

                   SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------
  NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO (NOTE 1)        $  --
                                                                 -------
  FUND EXPENSES                                                      --
                                                                 -------
  NET INVESTMENT INCOME                                             --
                                                                 -------
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
    FROM PORTFOLIO                                                  --
                                                                 -------
  NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $  --
                                                                 =======

The accompanying notes are an integral part of the financial statements.

                                       MERRIMAC PRIME SERIES
                                STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS
                                                              ENDED JUNE
                                                                30, 2007        YEAR ENDED
                                                              (UNAUDITED)      DECEMBER 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                                        $      --         $   5,364,820
                                                               ----------        -------------
  Net realized gain allocated from Portfolio                          --                29,384
                                                               ----------        -------------
  Net increase in net assets from operations                          --             5,394,204
                                                               ----------        -------------

DIVIDENDS DECLARED FROM NET INVESTMENT INCOME
  Premium Class                                                       --            (5,364,199)
  Reserve Class                                                       --                  (158)
  Institutional Class                                                 --                  (153)
  Nottingham Class                                                    --                  (160)
  Investment Class                                                    --                  (150)
                                                               ----------        -------------
    Total dividends declared                                          --            (5,364,820)
                                                               ----------        -------------

FUND SHARE TRANSACTIONS (NOTE 6)
  Proceeds from shares sold                                           --                25,680
  Proceeds from dividends reinvested                                  --             2,607,405
  Payment for shares redeemed                                         --          (203,738,828)
                                                               ----------        -------------
  Net increase in net assets derived from share transactions          --          (201,105,743)
                                                               ----------        -------------
NET INCREASE IN NET ASSETS                                            --          (201,076,359)

NET ASSETS
  Beginning of period                                                  129         201,076,488
                                                               ----------        -------------
  End of period                                                $       129       $         129
                                                               ===========       =============
Undistributed net investment income                            $     1,972       $       1,972
                                                               ===========       =============


                        The accompanying notes are an integral part of the financial statements.

                                                  MERRIMAC PRIME SERIES
                                                  FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                                             ANNUALIZED RATIOS TO AVERAGE NET
                                                                                                  ASSETS/ SUPPLEMENTAL DATA
                                                                                             ---------------------------------
                              NET
PERIOD ENDED JUNE 30, 2007   ASSET        NET         DISTRIBUTIONS                                                      NET ASSETS
(UNAUDITED) AND              VALUE     INVESTMENT        FROM NET       NET ASSET                            NET         END OF YEAR
DECEMBER 31, 2006, 2005,   BEGINNING    INCOME         INVESTMENT      VALUE END     TOTAL        NET     INVESTMENT       (000s
2004, AND 2003              OF YEAR      (LOSS)           INCOME         OF YEAR    RETURN(A)   EXPENSES    INCOME        OMITTED)
--------------------        -------      ------           ------         -------    ---------   --------    ------        --------

PREMIUM CLASS (1)
  2007(2)                   $ 1.000    $     --         $    --         $ 1.000        0.00%     0.00%        0.00%      $    --(C)
  2006                        1.000       0.032          (0.032)          1.000        3.20%%    0.19%        4.62%      $    --(C)
  2005                        1.000       0.029          (0.029)          1.000        2.98%     0.24%        2.88%       201,056
  2004                        1.000       0.012          (0.012)          1.000        1.32%     0.24%        1.36%       398,049
  2003                        1.000       0.004          (0.004)          1.000        0.41%     0.28%(B)     0.78%(B)    200,008
RESERVE CLASS(1)
  2007(2)                   $ 1.000    $    --          $    --         $ 1.000        0.00%     0.00%        0.00%      $     --(C)
  2006                        1.000       0.031          (0.031)          1.000        2.63%     0.29%        4.52%            --(C)
  2005                        1.000       0.028          (0.028)          1.000        2.88%     0.34%        2.78%             5
  2004                        1.000       0.011          (0.011)          1.000        1.13%     0.34%        1.11%             5
  2003                        1.000       0.004          (0.004)          1.000        0.36%     0.38%        0.67%(B)          5
INSTITUTIONAL CLASS(1)
  2007(2)                   $ 1.000    $    --          $    --         $ 1.000        0.00%     0.00%        0.00%      $     --(C)
  2006                        1.000       0.030          (0.030)          1.000        2.54%     0.44%        4.37%            --(C)
  2005                        1.000       0.027          (0.027)          1.000        2.73%     0.49%        2.63%             5
  2004                        1.000       0.010          (0.010)          1.000        0.97%     0.49%        0.96%             5
  2003                        1.000       0.003          (0.003)          1.000        0.28%     0.53%(B)     0.51%(B)          5
NOTTINGHAM CLASS(1)
  2007(2)                   $ 1.000    $    --          $    --         $ 1.000        0.00%     0.00%        0.00%      $     --(C)
  2006                        1.000       0.032          (0.032)          1.000        2.69%     0.19%        4.62%            --(C)
  2005                        1.000       0.029          (0.029)          1.000        2.98%     0.24%        2.88%             5
  2004                        1.000       0.011          (0.011)          1.000        1.06%     0.35%        1.10%             5
  2003                        1.000       0.003          (0.003)          1.000        0.28%     0.53%(B)     0.51%(B)          5
INVESTMENT CLASS(1)
  2007(2)                   $ 1.000    $    --          $    --         $ 1.000        0.00%     0.00%        0.00%      $     --(C)
  2006                        1.000       0.029          (0.029)          1.000        2.48%     0.54%        4.27%            --(C)
  2005                        1.000       0.026          (0.026)          1.000        2.63%     0.59%        2.53%             5
  2004                        1.000       0.009          (0.009)          1.000        0.87%     0.59%        0.86%             5
  2003                        1.000       0.002          (0.002)          1.000        0.23%     0.63%(B)     0.41%(B)          5

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) Less than $500.
(1) Commenced operations June 20, 2003. The Prime series was inactive from August 28, 2006 through December 31, 2006.
(2) At June 30, 2007 the fund had no operating activity.

                             MERRIMAC PRIME SERIES

                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2007 (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES

    The Merrimac Series (the "Trust") is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Prime Series (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consist of five classes of shares, the Premium Class, the Reserve Class, the Institutional Class, the Nottingham Class, and the Investment Class. In 2007, the Fund did not engage in investment activities.

    The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Prime Portfolio (the "Portfolio"). The Prime Portfolio is an open-end investment management company and a series of the Merrimac Master Portfolio The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The Fund has the same investment objective as the Portfolio into which it invests. The performance of the Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At June 30, 2007, the investment by the Fund represents ownership of proportionate interests of 98.07% of the Portfolio.

    The policies of the Fund are designed to maintain a stable net asset value of $1.00 per share. It has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that it will be able to maintain a stable net asset value.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The Series adopted Financial Accounting Standards Board Interpretation No. 48 ("FIN no. 48"), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The adoption of FIN No. 48 did not have a material effect on the net asset value, financial condition or results of operations of the Series as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the six months ended June 30, 2007, the Fund did not have a liability for any unrecognized tax benefits.

    A. INVESTMENT SECURITY VALUATIONS

    The Fund records its investment in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    B. SECURITIES TRANSACTIONS AND INCOME

    The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

    C. FEDERAL INCOME TAXES

    The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute substantially all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

    D. EXPENSE ALLOCATION

    Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a specific Merrimac fund are allocated, based on relative net assets, to all applicable Merrimac Funds.

    E. ALLOCATION OF OPERATING ACTIVITY

    Investment income and common expenses are allocated among the classes of shares of the Fund based on the average daily net assets of each class. Distribution and shareholder servicing fees, which are directly attributable to a class of shares, are charged to the operations of the specific class. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class.

(2) SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

    The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations, including affiliates, may be compensated for providing shareholder accounting and other administrative services for their clients. The plans authorize an annual fee of 0.25% of the daily value of the net assets that an organization services on behalf of its clients. The Trust has also adopted a Distribution Plan with respect to the Reserve Class and Investment Class, which pay an annual distribution fee of up to 0.10% of the daily value of the net assets invested in each class.

 (3) MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

    The Merrimac Master Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. Lehman Brothers Asset Management Company ("LBAM") serves as the Sub-Adviser to Prime Portfolio. The Fund pays no direct fees for such services, but indirectly bear its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    Investors Bank & Trust Company ("Investors Bank") and its subsidiary, IBT Fund Services (Canada), Inc. serve as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

    Certain trustees and officers of the Trust are employees of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.


    In 2006 the sub-adviser paid a contribution to capital which approximated the net realized losses from investments in the portfolio.

(4) INVESTMENT TRANSACTIONS

    Investments in and withdrawals from the respective Portfolios during the Fund's 2007 aggregated 0 and 12,175, respectively.

(5) SHARES OF BENEFICIAL INTEREST

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows for the six months ended June 30, 2007 and the year ended December 31, 2006:

                                                             SHARES                    SHARES             NET DECREASE
                              SHARES SOLD                REINVESTED                  REDEEMED                IN SHARES

Premium Class
2007                                   --                        --                        --                       --
2006                                5,675                 2,606,957              (203,698,373)             (201,085,741)
Reserve Class
2007                                   --                        --                        --                       --
2006                                5,000                       114                   (10,114)                  (5,000)
Institutional Class
2007                                   --                        --                        --                       --
2006                                5,003                       110                   (10,115)                  (5,002)
Nottingham Class
2007                                   --                        --                        --                       --
2006                                5,001                       116                   (10,117)                  (5,000)
Investment Class
2007                                   --                        --                        --                       --
2006                                5,001                       108                   (10,109)                  (5,000)

At June 30, 2007, Investors Bank was the record holder of 100% of the Fund's outstanding shares.

                             MERRIMAC PRIME SERIES
     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

Merrimac Prime Series (the "Fund") of the Merrimac Series (the "Trust") invests all of its assets in Merrimac Prime Portfolio (the "Portfolio") of the Merrimac Master Portfolio (the "Master Trust"). Therefore, the Fund has not retained an investment adviser. The semi-annual report for the Master Trust contains a discussion regarding the consideration by the Independent Trustees of the Master Trust of the renewal of the Investment Adviser and Investment Sub-Adviser Agreements for the Master Trust.


                           MERRIMAC PRIME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT AMORTIZED COST -- 0.0%                              0 ^

Other assets and liabilities, net -- 100.0%                           2,660
                                                                     ------
NET ASSETS -- 100.0%                                                 $2,660
                                                                     ======

^ The Merrimac Prime Portfolio held no investments at June 30, 2007.

                            MERRIMAC PRIME PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------
ASSETS
  Cash                                                                    2,660
    Total assets                                                          2,660
                                                                       --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS               $  2,660
                                                                       ========


                            MERRIMAC PRIME PORTFOLIO

                      STATEMENT OF OPERATIONS (UNAUDITED)
                         SIX MONTHS ENDED JUNE 30, 2007
-------------------------------------------------------------------------------
INCOME                                                                 $     --
EXPENSES                                                                     --
NET REALIZED GAIN (LOSS) ON INVESTMENTS                                      --
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                  $     --
                                                                       ========


                            MERRIMAC PRIME PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                           SIX MONTHS ENDED
                                             JUNE 30, 2007        YEAR ENDED
                                             (UNAUDITED)      DECEMBER 31, 2006
                                           ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                         $     --        $   5,331,004
  Net realized gain allocated from Portfolio          --               29,384
                                                --------        -------------
    Net increase in net assets from operations        --            5,360,388
                                                --------        -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  Contributions                                       --            2,634,241
  Withdrawals                                    (14,908)        (209,833,009)
                                                --------        -------------
    Net decrease from investors' transactions    (14,908)        (207,198,768)
                                                --------        -------------
NET DECREASE IN NET ASSETS                       (14,908)        (201,838,380)

NET ASSETS
  Beginning of period                             17,568          201,855,948
                                                --------        -------------
  End of period                                 $  2,660        $      17,568
                                                ========        =============

The accompanying notes are an integral part of the financial statements.

                                                           MERRIMAC PRIME PORTFOLIO

                                                           FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FOR THE PERIOD
                                                                                                                   JUNE 20, 2003
                                                    SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,            (COMMENCEMENT
                                                      JUNE 30, 2007        --------------------------------       OF OPERATIONS) TO
                                                     (UNAUDITED) (d)       2006 (c)        2005         2004      DECEMBER 31, 2003
                                                    ----------------       -------       --------     --------    -----------------
TOTAL RETURN (a)                                         --                 3.17%          3.00%       1.26%           0.45%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

  Net Expenses                                           --                 0.22%          0.22%       0.20%           0.22% (b)

  Net investment income                                  --                 4.58%          2.90%       1.40%           0.84% (b)

  Net assets, end of period (000s omitted)           $    3            $      17       $201,856     $398,984       $200,183


(a) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.
(b) Annualized.
(c) In 2006, the Fund engaged in investments activities only from January 1 through August 28, 2006.
(d) In 2007, the Fund did not engage in any investment activities.

   The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

    The Merrimac Master Portfolio (the "Portfolio Trust") is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Prime Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust. In 2007, the Portfolio did not engaged in investment activities.

    The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


    The Portfolio adopted Financial Accounting Standards Board Interpretation No. 48 ("FIN no. 48"), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The adoption of FIN No. 48 did not have a material effect on the net asset value, financial condition or results of operations of the Portfolio as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the six months ended June 30, 2007, the Fund did not have a liability for any unrecognized tax benefits.

    A. INVESTMENT SECURITY VALUATIONS

    Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

    B. SECURITIES TRANSACTIONS AND INCOME

    Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolio, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

    C. FEDERAL INCOME TAXES

    The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

    D. FORWARD COMMITMENTS

    The Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolio generally will enter into forward commitments with the intention of acquiring the securities, it may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so. The Portfolio held no forward commitments at June 30, 2007.

    E. REPURCHASE AGREEMENTS

    It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2) MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

    The Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser to continuously review and monitor the Portfolio's investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

    Lehman Brothers Asset Management LLC serves as the sub-adviser to the Portfolio. For its services as investment sub-adviser, LBAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio at a rate of 0.0675%.

    The Portfolio does not pay a fee directly to the sub-adviser for such services.

    Certain trustees and officers of the Portfolio Trust are employees of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with Investors Bank.

    In 2007 the sub-adviser paid a contribution to capital which approximated the net realized losses from investments in the portfolio.

(3) INVESTMENT TRANSACTIONS

    For the six months ended June 30, 2007 there were no purchases and combined maturities and sales of money market instruments for the Prime Portfolio.

(4) LINE OF CREDIT

    The Portfolio Trust participates in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the portfolios of the Portfolio Trust. The Portfolio had no borrowings during the six months ended June 30, 2007.

                            MERRIMAC PRIME PORTFOLIO
     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

Merrimac Prime Series (the "Fund") of the Merrimac Series (the "Trust") invests all of its assets in Merrimac Prime Portfolio (the "Portfolio") of the Merrimac Master Portfolio (the "Master Trust"). Therefore, the Trust has not retained an investment adviser. The discussion that follows concerns the considerations by the Trustees of the Master Trust in renewing the Investment Adviser and Investment Sub-Adviser Agreements for the Master Trust.

The Board of Trustees of the Master Trust, and by a separate vote, the Independent Trustees of the Master Trust, approved the continuance of the Investment Adviser Agreement between the Master Trust and Investors Advisory LLC (formerly known as "Investors Bank & Trust Company - Advisory Division") (the "Adviser") with respect to the Portfolio and the Investment Sub-Adviser Agreement with respect to the Portfolio at a meeting held on May 3, 2007.

In determining whether to approve the continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with respect to the Portfolio, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Adviser Agreement and of the Investment Sub-Adviser Agreement was in the best interests of the Portfolio, the Fund and their respective shareholders. The materials provided to the Independent Trustees included: copies of the Agreements; an advisory profitability analysis of the Adviser; comparative performance data for each series of the Trust; comparative fee and expense data for each series of the Trust; a completed informational questionnaires from the Sub-Adviser, which included the Form ADV, annual financial reports and information about the Sub-Adviser's structure and personnel, investment management program and compliance monitoring practices; and information about the Adviser's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with respect to the Portfolio. The Independent Trustees also reviewed the proposed continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with respect to the Portfolio in a private session with counsel at which no representatives of management were present.

In deciding to renew the Investment Adviser Agreement with the Adviser and the Investment Sub-Adviser Agreement with Lehman Brothers Asset Management LLC ("LBAM") (the "Sub-Adviser"), the Trustees of the Master Trust considered and evaluated a number of factors, including the following: the nature, extent and quality of the Adviser's and Sub-Adviser's services, including with respect to the Adviser, its monitoring of the performance and expense ratio of the Portfolio; the investment performance of the Fund relative to comparable mutual funds; the expense ratio of the Fund relative to comparable mutual funds; the fees charged by the Adviser for the services provided to the Portfolio relative to the fees charged by other investment managers for comparable services; the qualifications and experience of the professional staff of the Adviser and Sub-Adviser; the nature and quality of the Sub-Adviser's compliance systems and the Adviser's activities in monitoring such systems; the financial condition of the Adviser and Sub-Adviser; the profitability to the Adviser of its relationship with the Fund and the Portfolio; any potential economies of scale; any conflicts of interest; and the terms of the Investment Adviser and Investment Sub-Adviser Agreements. In reapproving the Investment Adviser and Investment Sub-Adviser Agreements, no single factor was determinative, and each Trustee attributed different weights to different factors. Information provided throughout the year by the Adviser and the Sub-Adviser was also considered as part of the deliberative process. The Independent Trustees were advised by independent legal counsel throughout the process.

In considering the nature, extent and quality of services provided by the Adviser, the Board was mindful of the pending merger of Investors Bank & Trust Company ("IBT") with State Street Bank & Trust Company and the impact upon the Fund and the Portfolio. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its personnel, as well as current staffing levels. The Board discussed the Adviser's effectiveness in monitoring the performance of the Sub-Adviser and its timeliness in responding to performance issues. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser's management through Board meetings, discussions and reports during the preceding year. The Board took into account the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Adviser's compliance policies and procedures, noting the high quality of such services to the Master Trust and the Fund. The Board also considered the Adviser's administrative capabilities, including its ability to supervise the other service providers to the Fund and the Portfolio and oversight of the Portfolio's and Fund's day-to-day operations. The Board considered the fees paid to the Adviser and the services provided to the Portfolios by the Adviser under the Investment Adviser Agreement, as well as other services provided by the Adviser and other divisions of IBT and their affiliates under other agreements, and the personnel who provide these services. The Board noted that in addition to the investment advisory services provided to the Portfolio, IBT and its affiliates provide administrative and custody services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and Portfolio. The Board noted the level of service provided by IBT to the Master Trust and the Funds, including administrative and fund accounting. The Trustees also took into account the Adviser's performance of substantially similar duties for other portfolios of the Master Trust and the Fund. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Portfolio under the Investment Adviser Agreement.

The Board compared the performance and advisory fees and total expense ratios for the Fund that invests in the Portfolio with various comparative data, including the industry average returns, advisory fees and expense ratios in the Fund's respective fund universe ("peer group"). The Fund's performance and expense information was generally representative of the fees and performance of the Portfolio in which it invests, and therefore relevant to the Trustees' conclusions regarding the Portfolio's expenses and performance. The Trustees also noted that they review on a quarterly basis detailed information about the Portfolio's and Fund's performance results, portfolio composition and investment strategies.

The Board noted that the fees under the Investment Sub-Adviser Agreement for the Portfolio are paid by the Adviser out of the advisory fee it receives from the Portfolio and the impact of such sub-advisory fees on the profitability of the Adviser. In reviewing the expense ratios and performance of the Fund, the Board also took into account the nature, extent and quality of the services provided by the Adviser. The Independent Trustees also discussed the fee structure in terms of the Master Trust as they relate to the feeder funds (the Trust and the Merrimac Funds trust).

Prime Series. For the seven-month period ended July 31, 2006, the Fund's net returns were below the average of its peer group. The Fund's advisory fee its net expenses for the same period were above the average of its peer group. The Board noted the Fund's improved performance from the prior year and also took into account the effect of the Fund's current asset size on performance and expenses. Based upon their review of various factors, the Trustees concluded that the Fund's performance was satisfactory and its advisory fees were reasonable in view of the high quality of services received by the Portfolio and the Fund.

The Board also took into consideration the financial condition and profitability of the Adviser and the other divisions of IBT and the direct and indirect benefits derived by the Adviser and other divisions of IBT and their affiliates from the Adviser's relationship with the Portfolio and the Fund. The Board considered the fact that IBT provides shareholder servicing, custody and administrative services to the Portfolio and the Fund. The information considered by the Board included operating profit margin information before tax expenses for IBT's advisory business. The Trustees determined that the Adviser had the financial wherewithal to continue to provide a high level of services to the Portfolio and the Fund. The Trustees also considered that IBT received Rule 12b-1 distribution fees from the Fund. The Trustees also noted that the Adviser and IBT, overall, derive reputational and other benefits from their association with the Portfolio and the Fund. The Trustees also noted that the Adviser pays the sub-advisory fees out of the advisory fee. The Adviser also pays from the Portfolio's advisory fees the cost of fund accounting, transfer agency, custody and fund administration services for the Portfolio (excluding transaction costs and out-of-pocket charges related to such services). Recognizing the performance of the Portfolio and the Fund and the high quality of services provided by the Adviser, the Trustees noted that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Portfolio and Fund and the entrepreneurial risk that it assumes as Adviser. Based upon their review, the Trustees concluded that the Adviser's level of profitability from its relationship with the Portfolio and Fund was reasonable.

The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in any economies of scale. Among other things, the Board noted that the Portfolio's contractual advisory fee is generally below the average of the funds in its respective peer group. The Board also considered the fact that the Adviser pays the sub-advisory fee out of its advisory fee. The Board also noted the asset levels of the Fund, as well as the future plans for the Fund and the Portfolio. The Board determined that the current investment advisory fee structure for the Fund was reasonable.

In evaluating the nature, extent and quality of the Sub-Adviser's services, the Board considered information provided by the Adviser and the Sub-Adviser regarding the services provided by the Sub-Adviser, including information presented periodically throughout the previous year. The Board noted that, on a periodic basis, the Board meets with various portfolio managers of the Sub-Adviser to discuss their respective performance and investment process and strategies. The Board considered the Sub-Adviser's level of knowledge. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Portfolio and the Sub-Adviser's level of staffing. The Trustees also noted the Sub-Adviser's brokerage practices. The Board also considered the Sub-Adviser's regulatory and compliance history. The Board noted that the Adviser's compliance monitoring processes include reviews of compliance reports and compliance visits to the Sub-Adviser and that compliance issues are reported to the Board. The Board also discussed the financial condition of the Sub-Adviser.

The Board compared the sub-advisory fees for the Portfolio with the fees that the Sub-Adviser charges to comparable clients, to the extent available. The Board considered that the Portfolio pays an advisory fee to the Adviser and that, in turn, the Adviser pays a sub-advisory fee to the Sub-Adviser. The Board also noted that the Adviser negotiates the Investment Sub-Advisory Agreement and the fees thereunder at arm's length. The Board noted that for these reasons the cost to Sub-Adviser for providing services and its profitability from its relationship with the Fund were less significant factors in the Trustees' consideration of the renewal of the Investment Sub-Advisory Agreement. For similar reasons, potential economies of scale in the sub-advisory fees were also less significant to the Trustees' deliberations.

As noted above, the Board considered the Fund's performance as compared to the Fund's peer group and noted that the Board reviews on a quarterly basis information about the Fund and Portfolio's performance results, portfolio composition and investment strategies. The Board noted the Adviser's expertise and resources in monitoring the performance and investment process of the Sub-Adviser. The Board was mindful of the Adviser's focus on the Sub-Adviser's performance.

Based upon these and related factors and considerations, the Trustees collectively concluded, in addition to those conclusions indicated above, that:
(i) the Adviser possesses the capability and resources to perform the duties required of it under the Investment Adviser Agreement; (ii) the Sub-Adviser is qualified to manage the assets of the Portfolio in accordance with the Portfolio's investment objectives and policies; (iii) the Adviser and Sub-Adviser maintain appropriate compliance programs; (iv) the performance of the Portfolio was satisfactory in relation to the performance of funds with similar investment objectives; (v) the fees paid by the Portfolio for investment advisory services are reasonable in relation to those paid by similar mutual funds for similar services; and (vi) approval of the Investment Adviser Agreement with the Adviser and the Investment Sub-Adviser Agreement with the Sub-Adviser is in the best interests of the Portfolio, the Fund and their respective shareholders.

ITEM  2. CODE OF ETHICS.

         Not applicable to this filing.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable to this filing.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable to this filing.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not applicable to this filing.

ITEM  6. SCHEDULE OF INVESTMENTS.

         Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this registrant.

ITEM  8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable to this filing.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("The 1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

         (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a)(1) Not applicable.

         (a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

         (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required Rule 30a-2(b), under the Investment Company Act of 1940 are attached hereto as Exhibit 99.906.CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Series

By: /s/ Paul J. Jasinski
        -----------------------------------------------------------
        Paul J. Jasinski, President and Principal Executive Officer

Date: September 4, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By: /s/ Paul J. Jasinski
        -----------------------------------------------------------
        Paul J. Jasinski, President and Principal Executive Officer

Date: September 4, 2007


By: /s/ John F. Pyne
        -----------------------------------------------------------
        John F. Pyne, Treasurer and Principal Financial Officer

Date: September 4, 2007